As filed with the Securities and Exchange Commission on January 28, 1997.

                                                      Registration No. 33-37963
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                             -----------------------

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]


                      POST-EFFECTIVE AMENDMENT NO. 8   [x]


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]


                              AMENDMENT NO. 9  [x]


                           RETIREMENT SYSTEM FUND INC.
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                               317 Madison Avenue
                         New York, New York  10017-5397
                         ------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 503-0100

                           STEPHEN P. POLLAK, ESQUIRE
                               317 Madison Avenue
                            New York, New York 10017
                            ------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                            RICHARD W. GRANT, ESQUIRE
                          Morgan, Lewis & Bockius, LLP
                              2000 One Logan Square
                        Philadelphia, Pennsylvania  19103

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

 X   immediately upon filing pursuant to paragraph (b)
---
     on (date) pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on (date) pursuant to paragraph (a)(1)
---
     75 days after filing pursuant to paragraph (a)(2)
---
     on (date) pursuant to paragraph (a)(2) of Rule 485
---
If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

--------------------------------------------------------------------------------


Registrant has elected to maintain registration of an indefinite number of shares of its Common Stock, $.001 par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended September 30, 1996 was filed with the Commission on November 26, 1996.

                           RETIREMENT SYSTEM FUND INC.


                                January 28, 1997


                              Cross Reference Sheet

                                                                           Registration
                                                                             Statement
Items Required by Form N-1A                                                   Heading
---------------------------                                                ------------

PART A -  Information Required in a Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . . . . . . . . . . . . .     Cover Page
Item 2.   Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . .     Fee Table
Item 3.   Condensed Financial Information. . . . . . . . . . . . . . .     Financial Highlights
Item 4.   General Description of Registrant. . . . . . . . . . . . . .     RETIREMENT SYSTEM FUND INC.; Other Investment Policies;
                                                                           Investment Restrictions; General Information
Item 5.   Management of the Fund . . . . . . . . . . . . . . . . . . .     Management of the Fund; Investment Advisory Services;
                                                                           Administrator; Distributor; Custodian; Counsel and
                                                                           Auditors
Item 5A.  Management's Discussion of Fund Performance. . . . . . . . .     **
Item 6.   Capital Stock and Other Securities . . . . . . . . . . . . .     Cover Page; Distributions and Taxes; General Information
Item 7.   Purchase of Securities Being Offered . . . . . . . . . . . .     How to Invest in the Fund; Distributor
Item 8.   Redemption or Repurchase . . . . . . . . . . . . . . . . . .     Redemption of Shares
Item 9.   Pending Legal Proceedings. . . . . . . . . . . . . . . . . .     *


PART B -  Information Required in a Statement of Additional Information

Item 10.  Cover Page . . . . . . . . . . . . . . . . . . . . . . . . .     Cover Page
Item 11.  Table of Contents. . . . . . . . . . . . . . . . . . . . . .     Table of Contents
Item 12.  General Information and History. . . . . . . . . . . . . . .     The Fund
Item 13.  Investment Objectives and Policies . . . . . . . . . . . . .     Additional Information about Investment Policies and
                                                                           Restrictions
Item 14.  Management of the Fund . . . . . . . . . . . . . . . . . . .     Administration of the Fund
Item 15.  Control Persons and Principal Holders of Securities. . . . .     Administration of the Fund
Item 16.  Investment Advisory and Other Services . . . . . . . . . . .     Advisory and Other Services; Counsel and Auditors
Item 17.  Brokerage Allocation . . . . . . . . . . . . . . . . . . . .     Brokerage Allocation and Portfolio Turnover
Item 18.  Capital Stock and Other Securities . . . . . . . . . . . . .     See Prospectus General Information; Description of Shares

___________________________


  * Omitted since the answer is negative or the item is not applicable.

 ** Information required by Item 5A. is contained in the Fund's 1996 Annual Report.




Item 19.  Purchase, Redemption and Pricing of Securities Being
            Offered. . . . . . . . . . . . . . . . . . . . . . . . . .     Valuation of Shares
Item 20.  Tax Status . . . . . . . . . . . . . . . . . . . . . . . . .     Federal Tax Treatment of Dividends and Distributions
Item 21.  Underwriters . . . . . . . . . . . . . . . . . . . . . . . .     Distribution Agreement
Item 22.  Calculation of Performance Data. . . . . . . . . . . . . . .     Performance Information
Item 23.  Financial Statements . . . . . . . . . . . . . . . . . . . .     Financial Statements



PART C -  Other Information

          Part C contains the information required by the items contained therein under the items set forth in the form.


PROSPECTUS

Core Equity Fund
Emerging Growth Equity Fund
Value Equity Fund*
International Equity Fund*
Actively Managed Fixed-Income Fund*
Intermediate-Term Fixed-Income Fund
Money Market Fund

January 28, 1997

1997

BROKER/DEALER

[logo]

RETIREMENT SYSTEM
Distributors Inc.

P.O. Box 2064
Grand Central Station
New York, NY 10163-2064
1-800-772-3615

*not yet available for sale to investors

TABLE OF CONTENTS


Introduction.........................................................1
Fee Table............................................................2
Financial Highlights.................................................3
Prospectus Summary...................................................7
The Fund.............................................................8
  Core Equity Fund...................................................8
    Portfolio Manager................................................9
  Value Equity Fund..................................................9
  Emerging Growth Equity Fund.......................................10
    Portfolio Manager...............................................10
  International Equity Fund.........................................11
  Actively Managed Fixed-Income Fund................................12
  Intermediate-Term Fixed-Income Fund...............................14
    Portfolio Manager...............................................16
  Money Market Fund.................................................17
Other Investment Policies and Risk Considerations...................18
  Cash Equivalents..................................................18
  Options on Securities and Indices of Securities...................18
  Futures Transactions..............................................19
  Foreign Securities................................................19
  Foreign Currency Transactions.....................................20
  Repurchase Agreements.............................................21
  Reverse Repurchase Agreements.....................................21
  When-Issued Securities............................................21
  Lending Fund Securities...........................................21
Investment Restrictions.............................................22
Performance Information.............................................22
How to Invest in the Fund...........................................23
  Purchase of Fund Shares...........................................23
  Periodic Purchases................................................24
  Payroll Deductions................................................24
  Exchanges.........................................................25
Redemption of Shares................................................25
Distributions and Taxes.............................................26
  Dividends and Distributions.......................................26
  Tax Treatment of Dividends and Distributions......................26
  Tax Status of the Funds...........................................26
Management of the Fund..............................................28
  Investment Advisory Services......................................28
Distributor.........................................................31
Administrator.......................................................32
General Information.................................................33
  Description of Shares.............................................33
  Annual Meetings...................................................33
  Reports...........................................................33
  Shareholder Inquiries.............................................33
  Custodian.........................................................33
  Counsel and Auditors..............................................34
  Appendix..........................................................34



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCES, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 RETIREMENT SYSTEM FUND INC.
                                          PROSPECTUS
                                    DATED JANUARY 28, 1997


                  Retirement System Fund Inc. ("Fund") is a mutual fund designed to provide professional investment
INTRODUCTION
                  management and diversification of risk to investors by offering shares in separate investment funds ("Investment Funds" or "Funds"), each with a different investment objective. Currently investors may purchase shares of the:

                     CORE EQUITY FUND, which seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average measured over a period of three to five years, by investing primarily in a broadly diversified group of large capitalization companies.

                     EMERGING GROWTH EQUITY FUND, which seeks to achieve, over time, a total return in excess of the Lipper Small Company Growth Mutual Fund Average by investing primarily in equity-based securities of companies which are expected to experience rapid earnings growth.

                     INTERMEDIATE-TERM FIXED-INCOME FUND, which seeks to achieve a total return in excess of the Lipper Intermediate (five to ten year maturity) U.S. Government Mutual Funds Average by investing primarily in a diversified portfolio of debt securities with an actual or expected average life of under ten years.

                     MONEY MARKET FUND, which seeks to achieve as high a level of current interest income as is consistent with maintaining liquidity and stability of principal by investing in high quality, U.S. dollar-denominated money market instruments with maturities of no more than one year. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                         In the future, the Fund expects to offer shares of  the
                  Value Equity Fund, the International Equity Fund and the Actively Managed Fixed-Income Fund that are described herein. The Fund has the authority to create additional Investment Funds as well.

                         The name Retirement System Fund Inc. has no  particular
                  relationship to the Fund's investment policy or strategy. The name of the Fund is derived from the Fund's association with its advisor, Retirement System Investors Inc., its distributor, Retirement System Distributors Inc. and its administrator, Retirement System Consultants Inc.


                         Shares   are   available  directly   from   the  Fund's
                  Distributor, Retirement System Distributors Inc., P.O. Box 2064, Grand Central Station, New York, New York 10163-2064,
                  (800)772-3615, or through financial institutions that have entered into Shareholder Servicing Agreements with the Fund. See, "How to Invest in the Fund" on page 23 of this Prospectus.



                         This   Prospectus   provides  basic   information  that
                  investors should know about the Fund prior to investing, and should be retained for future reference. A Statement of Additional Information dated January 28, 1997 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by writing to the Fund or the Distributor at the above address.


                 THE FUND'S  SHARES  ARE  NOT DEPOSITS  OR  OBLIGATIONS  OF,  OR
                 GUARANTEED  OR  ENDORSED  BY,  ANY BANK.  THE  SHARES  ARE NOT
                  FEDERALLY  INSURED   BY   THE  FEDERAL   DEPOSIT   INSURANCE
                   CORPORATION,  THE  FEDERAL  RESERVE  BOARD  OR  ANY  OTHER
                    GOVERNMENT AGENCY. INVESTMENT  IN THE   SHARES  INVOLVES
                           RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                 THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                  SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE  SECURITIES
                   COMMISSION  NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION
                   OR  ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON   THE
                    ACCURACY   OR   ADEQUACY   OF   THIS   PROSPECTUS.   ANY
                     REPRESENTATION TO THE                   CONTRARY IS  A
                                        CRIMINAL OFFENSE.


                                Prospectus dated January 28, 1997

FEE TABLE
                 Shown below are expenses for the various Investment Funds. Only the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund are currently available.

                                                                                                                    INTER-
                                                                                                    ACTIVELY      MEDIATE-
                                                  CORE       VALUE        EMERGING       INTER-      MANAGED   TERM FIXED-
                                                  EQUITY     EQUITY         GROWTH     NATIONAL       FIXED-        INCOME
                                                  FUND       FUND       EQUITY FUND  EQUITY FUND  INCOME FUND         FUND
                                                  ---------  ---------  -----------  -----------  -----------  -------------
I.         SHAREHOLDER TRANSACTION EXPENSES
             Sales Load on Purchases............       None       None        None         None         None          None
             Sales Load on Reinvested
             Dividends..........................       None       None        None         None         None          None
             Deferred Sales Load................       None       None        None         None         None          None
             Redemption Fees....................       None       None        None         None         None          None
             Exchange Fees......................       None       None        None         None         None          None
II.        ANNUAL FUND OPERATING EXPENSES(A)
             (after fee waivers)
           Management Fees
             (after fee waivers)(B).............        .60        .60        1.00          .60          .30           .40
           12b-1 Fees (after fee waivers)(C)....        .20        .20         .20          .20          .20           .20
           Other Expenses
             (after fee waivers)(D).............        .20        .62         .80         1.41          .24           .40
           Total Annual Fund Operating
           Expenses(E)..........................       1.00       1.42        2.00         2.21          .74          1.00
             (after fee waivers and
             reimbursements)
III.       EXAMPLE: You would pay the following expenses in each of the Investment Funds on a $1,000 investment assuming (1)
           a 5% annual return and (2) redemption at the end of each time period. (The example is based on expenses after fee waivers.)
           1 year...............................     $10.20     $14.45      $20.30       $22.41        $7.56        $10.20
           3 years..............................     $31.85     $44.95      $62.78       $69.15       $23.66        $31.85
           5 years..............................     $55.31     $77.75     $107.97      $118.68       $41.19        $55.31
           10 years.............................    $123.15    $171.41     $234.71      $256.66       $92.24       $123.15
(A)        The  Fund operating expenses set  forth in this table  reflect actual expenses incurred  by the Core Equity Fund,
             Emerging Growth Equity Fund  and Intermediate-Term Fixed-Income  Fund for the fiscal  year ended September  30,
             1996, shown as a percentage of a Fund's average net assets for such period and estimated expenses for the Value
             Equity  Fund,  International Equity  Fund  and Actively  Managed Fixed-Income  Fund,  respectively. Due  to the continuous nature of Rule 12b-1 fees,  long-term shareholders of the Fund may  pay more than the equivalent  of the  maximum front-end sales charges permitted  by the Conduct Rules of  the National Association of Securities
             Dealers, Inc.
(B)        Absent voluntary waivers, management  fees would be  1.20% of average  net assets of  the Emerging Growth  Equity
             Fund,  .80% of average  net assets of the  Value Equity Fund,  .80% of average net  assets of the International
             Equity Fund and .45% of average  net assets of the Actively Managed  Fixed-Income Fund and .25% of the  average net  assets of the Money  Market Fund. While the management  fees paid by the  Emerging Growth Equity Fund, the
             Value Equity Fund and  the International Equity  Fund are higher than  the fees paid  by most other  investment companies,  the Fund's management believes that  the fees are comparable to, and  in some cases lower than, the fees paid by other investment companies with similar objectives and policies.
(C)        Absent voluntary fee waivers, 12b-1 fees would be .25% for each Fund.
(D)        "Other Expenses" is based  on amounts for the  Core Equity Fund, Emerging  Growth Equity Fund,  Intermediate-Term
             Fixed-Income  Fund and Money Market  Fund for the 1996 fiscal  year and an estimate  for the Value Equity Fund,
             International Equity Fund and Actively Managed Fixed-Income Fund, and includes, among other things,  custodial, transfer  agency, legal and auditing fees. Absent voluntary waivers, "Other Expenses" would be 1.45% of average net assets of the Core Equity Fund,  2.55% of average net assets of  the Emerging Growth Equity Fund, 2.02%  of average  net assets of  the Value Equity  Fund, 2.02% of average  net assets of  the International Equity Fund,
             2.40% of average  net assets of  the Actively Managed  Fixed-Income Fund, 1.58%  of average net  assets of  the
             Intermediate-Term Fixed-Income Fund and 3.89% of average net assets of the Money Market Fund.
(E)        Absent  voluntary fee waivers, total annual  Fund operating expenses would be 2.05%  of average net assets of the
             Core Equity Fund, 3.46% of average net assets of  the Emerging Growth Equity Fund, 3.07% of average net  assets of  the Value Equity Fund, 3.07% of  average net assets of the International  Equity Fund, 3.10% of average net assets of  the Actively  Managed  Fixed-Income Fund,  1.97%  of average  net  assets of  the  Intermediate-Term
             Fixed-Income Fund and 4.14% of average net assets of the Money Market Fund.


           MONEY
           MARKET
           FUND
           ---------
I.
                None

                None
                None
                None
                None
II.

                 .00
                 .20

                 .30

                 .50

III.

               $5.11
              $16.04
              $27.97
              $63.02
(A)

(B)

(C)
(D)

(E)



                         The  purpose of  this table  is to  assist investors in
                  understanding the costs and expenses an investor in the Fund will bear directly and indirectly. A person who purchases shares of the Fund through a financial institution may be charged separate fees by the financial institution and investors should review this Prospectus in conjunction with any such institution with any such institution's fee schedule. In addition, financial institutions may be required to register as dealers pursuant to state securities laws. See, "Management of the Fund -- Investment Advisory Services" and "Management of the Fund -- Administrator" for a more complete description of these costs and expenses.

                         THE EXAMPLE SHOWN IN THE TABLE SHOULD NOT BE CONSIDERED
                  A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

                  Shown below are financial highlights for the Core Equity Fund, the Emerging Growth Equity Fund, the Intermediate-Term Fixed-Income Fund and the Money Market Fund during the indicated fiscal periods from the date operations commenced through September 30, 1996. The following information for the years ended September 30, 1992, 1993, 1994, 1995 and 1996 has been audited by McGladrey & Pullen, LLP, independent auditors, whose report thereon, which is incorporated by reference, appears in the Fund's 1996 Annual Report to Shareholders. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information. Shares of the Value Equity Fund, the International Equity Fund and the Actively Managed Fixed-Income Fund described in the Fund's Prospectus are not yet available for sale to investors. The 1996 Annual Report to Shareholders contains additional performance information and is available at no cost from the Fund by calling (800) 772-3615.


                                         CORE EQUITY FUND
                                       FINANCIAL HIGHLIGHTS
                         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                      FROM 5/10/91
                                                                                                    (COMMENCEMENT OF
                                      YEAR         YEAR         YEAR         YEAR         YEAR         OPERATIONS)
                                      ENDED        ENDED        ENDED        ENDED        ENDED          THROUGH
                                     9/30/96      9/30/95      9/30/94      9/30/93      9/30/92        9/30/91*
                                   -----------  -----------  -----------  -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
 throughout each
     period)
  Net Asset Value, beginning of
     year                           $   16.69    $   12.72    $   12.08    $   10.98    $   10.45       $   10.00
                                   -----------  -----------  -----------  -----------  -----------         ------
Income from investment
 operations:
  Investment income-net                  0.21         0.13         0.15         0.18         0.23            0.14
  Net realized and unrealized
     gain on investments                 3.45         4.22         0.74         1.84         0.60            0.31
                                   -----------  -----------  -----------  -----------  -----------         ------
  Total from Investment
     Operations                          3.66         4.35         0.89         2.02         0.83            0.45
                                   -----------  -----------  -----------  -----------  -----------         ------
Distributions:
  Distributions from capital
     gains                             --            (0.22)       (0.11)       (0.64)       (0.08)         --
  Distributions from investment
     income-net                         (0.24)       (0.16)       (0.14)       (0.08)       (0.22)         --
                                   -----------  -----------  -----------  -----------  -----------         ------
     Total distributions                (0.24)       (0.38)       (0.25)       (0.92)       (0.30)         --
                                   -----------  -----------  -----------  -----------  -----------         ------
  Net increase                           3.42         3.97         0.64         1.10         0.53            0.45
                                   -----------  -----------  -----------  -----------  -----------         ------
  Net Asset Value, end of year      $   20.11    $   16.69    $   12.72    $   12.08    $   10.98       $   10.45
                                   -----------  -----------  -----------  -----------  -----------         ------
                                   -----------  -----------  -----------  -----------  -----------         ------

TOTAL RETURN***                         22.21%       35.24%        7.47%       19.39%        8.11%           4.50%

RATIOS/SUPPLEMENTAL DATA:
  Ratios to average net assets:
  Expenses                               0.97%        0.90%        0.90%        0.90%        0.90%           0.90%**
  Investment income-net                  1.23%        1.52%        1.17%        1.31%        1.86%           3.31%**
  Decrease reflected in above
     expense ratio due to expense
     reimbursement                       1.08%        1.30%        1.33%        2.43%        2.46%           1.80%**
Portfolio turnover rate                 18.08%       25.49%        9.64%       21.79%       61.27%          12.49%
Average commission rate paid (per
 share)+                            $     .05       --           --           --           --              --
Net Assets at End of Year
 ($1,000's)                         $   8,865    $   5,657    $   3,639    $   3,094    $   1,049       $   1,560


                 ----------------------------------
                   * using average share basis
                  ** Annualized
                 *** The   total    return   calculation    reflects    dividend
                     reinvestment.

                   + Required by regulations issued in 1995.

                                   EMERGING GROWTH EQUITY FUND
                                       FINANCIAL HIGHLIGHTS
                         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                 FROM 5/10/91
                                                                                                 (COMMENCEMENT
                                                                                                      OF
                                                  YEAR      YEAR      YEAR      YEAR     YEAR     OPERATIONS)
                                                 ENDED      ENDED     ENDED     ENDED    ENDED      THROUGH
                                                9/30/96    9/30/95   9/30/94   9/30/93  9/30/92    9/30/91*
                                               ----------  -------   -------   -------  -------  -------------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout
     each period)
  Net Asset Value, beginning of year           $    19.05  $14.01    $14.74    $ 11.83  $ 10.54     $10.00
                                               ----------  -------   -------   -------  -------     ------
Income from Investment Operations:
  Investment (loss)-net                             (0.17)  (0.12 )   (0.04 )    (0.13)   (0.17)     (0.02)
  Net realized and unrealized gain on
     investments                                     7.62    5.49      1.58       4.36     1.49       0.56
                                               ----------  -------   -------   -------  -------     ------
  Total from Investment Operations                   7.45    5.37      1.54       4.23     1.32       0.54
                                               ----------  -------   -------   -------  -------     ------
Distributions:
  Distributions from capital gains                  (1.42)  (0.33 )   (2.27 )    (1.21)   (0.01)    --
  Distributions from investment income             --        --        --        (0.11)   --        --
  Return of capital                                --        --        --        --       (0.02)    --
                                               ----------  -------   -------   -------  -------     ------
     Total distributions                            (1.42)  (0.33 )   (2.27 )    (1.32)   (0.03)    --
                                               ----------  -------   -------   -------  -------     ------
  Net increase (decrease)                            6.03    5.04     (0.73 )     2.91     1.29       0.54
                                               ----------  -------   -------   -------  -------     ------
  Net Asset Value, end of year                 $    25.08  $19.05    $14.01    $ 14.74  $ 11.83     $10.54
                                               ----------  -------   -------   -------  -------     ------
                                               ----------  -------   -------   -------  -------     ------

TOTAL RETURN***                                     42.07%  39.20%    11.89%     38.05%   13.80%      5.40%

RATIOS/SUPPLEMENTAL DATA:
  Ratios to average net assets:
  Expenses                                           1.96%   1.85%     1.85%      1.85%    1.86%      1.85%**
  Investment (loss)-net                             (1.43)%  (1.33 )%  (1.37 )%   (1.34)%   (1.10)%     (0.46)%**
  Decrease reflected in above expense ratio
     due to expense reimbursement                    1.49%   3.30%     4.11%      6.41%    7.90%      0.85%**
Portfolio turnover rate                             77.94%  84.05%    72.59%    144.49%  138.46%     25.38%
Average commission rate paid (per share)+      $      .01    --        --        --       --        --
Net Assets at End of Year ($1,000's)               $6,609  $2,950    $1,825     $1,352     $684       $602


                 ----------------------------------
                   * using average share basis
                  ** Annualized
                 *** The total return calculation reflects dividend reinvestment

                   + Required by regulations issued in 1995.

                               INTERMEDIATE-TERM FIXED-INCOME FUND
                                       FINANCIAL HIGHLIGHTS
                         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                      FROM 5/10/91
                                                                                                    (COMMENCEMENT OF
                                      YEAR         YEAR         YEAR         YEAR         YEAR         OPERATIONS)
                                      ENDED        ENDED        ENDED        ENDED        ENDED          THROUGH
                                     9/30/96      9/30/95      9/30/94      9/30/93      9/30/92        9/30/91*
                                   -----------  -----------  -----------  -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
 throughout each
     year)
  Net Asset Value, beginning of
     year                           $   10.81    $   10.46    $   11.43    $   11.00    $   10.46       $   10.00
                                   -----------  -----------  -----------  -----------  -----------         ------
Income from Investment
 Operations:
  Investment income-net                  0.66         0.59         0.52         0.54         0.80            0.25
  Net realized and unrealized
     gain (loss) on investments         (0.26)        0.38        (0.85)        0.36         0.73            0.40
                                   -----------  -----------  -----------  -----------  -----------         ------
  Total from Investment
     Operations                          0.40         0.97        (0.33)        0.90         1.53            0.65
                                   -----------  -----------  -----------  -----------  -----------         ------
Distributions:
  Distributions from capital
     gains                             --            (0.05)       (0.08)      --            (0.15)         --
  Distributions from investment
     income-net                         (0.72)       (0.57)       (0.56)       (0.47)       (0.84)          (0.19)
                                   -----------  -----------  -----------  -----------  -----------         ------
     Total distributions                (0.72)       (0.62)       (0.64)       (0.47)       (0.99)          (0.19)
                                   -----------  -----------  -----------  -----------  -----------         ------
  Net increase (decrease)                0.32         0.35        (0.97)        0.43         0.54            0.46
                                   -----------  -----------  -----------  -----------  -----------         ------
  Net Asset Value, end of year      $   10.49    $   10.81    $   10.46    $   11.43    $   11.00       $   10.46
                                   -----------  -----------  -----------  -----------  -----------         ------
                                   -----------  -----------  -----------  -----------  -----------         ------

TOTAL RETURN***                          3.82%        9.64%       (2.99)%       8.47%       13.86%           6.58%

RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
  Expenses                               0.97%        0.90%        0.90%        0.90%        0.90%           0.90%**
  Investment income-net                  6.27%        5.71%        5.76%        4.90%        5.59%           6.27%**
  Decrease reflected in above
     expense ratio due to expense
     reimbursement                       1.00%        1.09%        1.66%        3.33%        5.56%           1.80%**
Portfolio turnover rate                 39.69%        8.50%        8.68%       27.62%        8.66%          85.85%
Net Assets at End of Year
 ($1,000's)                            $5,885       $5,136       $3,372       $2,159         $881            $423


                 ----------------------------------
                   * using average share basis
                  ** Annualized
                 *** The    total    return   calculation    reflects   dividend
                     reinvestment.

                                        MONEY MARKET FUND
                                       FINANCIAL HIGHLIGHTS
                         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                       FROM 2/7/91
                                                                                                    (COMMENCEMENT OF
                                      YEAR         YEAR         YEAR         YEAR         YEAR         OPERATIONS)
                                      ENDED        ENDED        ENDED        ENDED        ENDED          THROUGH
                                     9/30/96      9/30/95      9/30/94      9/30/93      9/30/92        9/30/91*
                                   -----------  -----------  -----------  -----------  -----------  -----------------
Net Asset Value, beginning of
 year                               $    1.00    $    1.00    $    1.00    $    1.00    $    1.00       $    1.00
                                   -----------  -----------  -----------  -----------  -----------         ------
Income from Investment
 Operations:
  Investment income-net                  0.05         0.05         0.03         0.03         0.04            0.03
                                   -----------  -----------  -----------  -----------  -----------         ------
  Total from Investment
     Operations                          0.05         0.05         0.03         0.03         0.04            0.03
                                   -----------  -----------  -----------  -----------  -----------         ------
Distributions:
  Distributions from investment
     income-net                         (0.05)       (0.05)       (0.03)       (0.03)       (0.04)          (0.03)
                                   -----------  -----------  -----------  -----------  -----------         ------
     Total distributions                (0.05)       (0.05)       (0.03)       (0.03)       (0.04)          (0.03)
                                   -----------  -----------  -----------  -----------  -----------         ------
  Net increase                           0.00         0.00         0.00         0.00         0.00            0.00
                                   -----------  -----------  -----------  -----------  -----------         ------
  Net Asset Value, end of year      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00       $    1.00
                                   -----------  -----------  -----------  -----------  -----------         ------
                                   -----------  -----------  -----------  -----------  -----------         ------

TOTAL RETURN***                          5.19%        5.20%        3.27%+       2.77%        3.73%           3.30%

RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
  Expenses                               0.50%        0.50%        0.42%        0.25%        0.44%           0.75%**
  Investment income-net                  5.06%        5.15%        3.18%        2.94%        3.68%           4.60%**
  Decrease reflected in above
     expense ratio due to expense
     reimbursement                       3.64%        3.72%        3.47%        4.39%        5.19%           1.95%**
Net Assets at End of Year
 ($1,000's)                            $1,463       $1,207       $1,112       $1,466         $664            $857


                 ----------------------------------
                   * using average share basis
                  ** Annualized
                 *** The   total    return   calculation    reflects    dividend
                     reinvestment.
                   + Had  an affiliate of the advisor not contributed capital to the fund to reimburse a realized loss, the total return would have been 3.22%.

PROSPECTUS SUMMARY
                  THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         Retirement  System  Fund   Inc.  (the   "Fund")  is   a
                  diversified mutual fund currently offering shares in the Core Equity Fund, the Emerging Growth Equity Fund, the Intermediate-Term Fixed-Income Fund, and the Money Market Fund. The Core Equity Fund seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average, measured over a period of three to five years, by investing primarily in a broadly diversified group of large capitalization companies. The Emerging Growth Equity Fund seeks to achieve, over time, a total return in excess of the Lipper Small Company Growth Mutual Fund Average by investing primarily in equity-based securities of companies which are expected to experience rapid earnings growth. The Intermediate-Term Fixed-Income Fund seeks to achieve a total return in excess of the Lipper Intermediate (five to ten year maturity) U.S. Government Mutual Funds Average by investing primarily in a diversified portfolio of debt securities with an actual or expected average life of under ten years. The Money Market Fund seeks to achieve as high a level of current interest income as is consistent with maintaining liquidity and stability of principal by investing in high quality, U.S. dollar-denominated money market instruments with maturities of no more than one year. In the future, the Fund expects to offer shares of the Value Equity Fund, the International Equity Fund and the Actively Managed Fixed-Income Fund that are described herein. SEE, "The Fund."

                         The Fund  may pursue  certain investment  policies  and
                  strategies including: investing in options on securities and indices of securities; engaging in futures transactions; acquiring foreign securities; investing in foreign currency transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, the risks and limitations, and the extent to which the Fund may pursue them.


                         Shares  are   available   directly  from   the   Fund's
                  Distributor or through financial institutions that have entered into Shareholder Servicing Agreements with the Fund. The minimum initial investment is $2,500 and the minimum subsequent investment in the Fund is $250. Purchases are effected at the net asset value per share next determined after receipt at the Fund's offices of a properly completed purchase order. Net asset value is determined as of the close of the New York Stock Exchange, currently 4:00 P.M., on each day the Exchange is open by adding the value of all the assets of a Fund, subtracting liabilities, and dividing by the number of shares outstanding. Securities are valued at their market prices where possible. SEE, "How to Invest in the Fund -- Purchase of Fund Shares."


                         Shareholders  may submit their shares for redemption on
                  any day that the New York Stock Exchange is open and properly completed redemption requests will be effected at the net asset value per share next determined after the receipt of such request by the Fund. Payment for redeemed shares will be made by check, unless arrangements have been made in advance for payment by wire transfer, not later than seven days after receipt of written redemption requests in proper form. SEE, "Redemption of Shares."

                         Retirement   System  Investors  Inc.  (the  "Investment
                  Advisor") is the investment advisor to each Investment Fund. Certain Investment Funds have engaged independent investment managers to make and effect decisions on buying and selling portfolio securities. The Investment Advisor acts as investment manager to the remaining Investment Funds and, in the case of all Investment Funds, exercises general oversight with respect to portfolio management and reports to the Board of Directors with respect thereto. SEE, "Management of the Fund -- Investment Advisory Services."

                         The Fund  and  the  Distributor  have  entered  into  a
                  Distribution Agreement pursuant to which the Distributor will distribute and promote the sale of shares of the Investment Funds. Each Investment Fund has adopted a Plan of Distribution under which payments are made to the Distributor to compensate the Distributor and to help defray the cost of offering shares. SEE, "Distributor."

THE FUND
                  The Fund consists of seven diversified Investment Funds, each with a different set of investment objectives and policies. There can be no assurance that the investment objective of any Fund can be attained. The term "investment manager" as used herein in reference to any Investment Fund means the investment advisor or sub-advisor that is managing the portfolio of such Fund or any segment thereof. SEE, "Management of the Fund -- Investment Advisory Services."

                         The following sets forth the investment objectives  and
                  policies particular to each of the Investment Funds. SEE, "Appendix" for a description of certain rating categories discussed below.

                  CORE EQUITY FUND

                  The Core Equity Fund seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average, measured over a period of three to five years, by investing primarily in a broadly diversified group of large capitalization companies. The Fund seeks this objective primarily through capital appreciation with income as a secondary consideration. The Fund will invest in securities of companies which the investment manager believes to be financially sound and will consider such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the services or products it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price.


                         Under  normal  circumstances,  the  Core  Equity   Fund
                  expects to be as fully invested as practicable in equity-based securities, primarily common stocks, including American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company) and will be at least 65% so invested. Equity-based securities may include securities convertible into common stocks and warrants to purchase common stocks.


                         In general, the Fund will invest in stocks of companies
                  with market capitalizations in excess of $750 million. Although there is no assurance that the Fund will meet its objective, the securities held in the Core Equity Fund will generally reflect the price volatility of the broad equity market (I.E., the Standard & Poor's 500 Index).

                         For temporary defensive purposes,  the Fund may  invest
                  up to 100% of its total assets in cash equivalents. The Fund may also pursue certain additional investment policies and strategies including: investing in options on securities and indices of securities; engaging in futures transactions; acquiring foreign securities; investing in foreign currency transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                  PORTFOLIO MANAGER

                         Mr. James P. Coughlin,  President and Chief  Investment
                  Officer of Retirement System Investors Inc. ("Investors"), has been the portfolio manager for the Core Equity Fund since its inception in May 1991. Mr. Coughlin also serves as Executive Vice President - Investments for the Fund. His prior experience in the investment management business, as a research analyst and portfolio manager, was with the economic and investment counsel firm of Lionel Edie & Co., which for a time was a subsidiary of Merrill Lynch and eventually part of Manufacturers Hanover. An honors graduate of Iona College, Mr. Coughlin holds a Bachelor of Arts degree in economics. He received a Master of Business Administration degree in Finance from New York University Graduate School of Business and is a Chartered Financial Analyst (CFA).

                  VALUE EQUITY FUND

                  The Value Equity Fund seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average, measured over a period of three to five years, by investing primarily in securities of companies the investment manager perceives to be undervalued in the equity markets and to offer prospects for significant earnings or dividend growth relative to their market prices. The Fund seeks this objective primarily through capital appreciation.


                         Under  normal circumstances, the Fund  expects to be as
                  fully invested as practicable in equity-based securities, primarily common stock, including American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company) and will be at least 65% so invested. Equity-based securities may include securities convertible into common stocks and warrants to purchase common stocks.


                         Undervalued companies generally will have
                  price/earnings and price-to-book ratios that are lower than average relative to (i) the corresponding ratios of the average company in a similar industry included in broad stock market indices (E.G., the Standard & Poor's 500 Composite Stock Price Index), or (ii) the company's historical price/earnings and price-to-book ratios.

                         In  general, the Value Equity Fund invests primarily in
                  stocks of companies with market capitalizations in excess of $750 million. The Value Equity Fund generally will have a lower degree of risk than the Emerging Growth Equity Fund and a slightly higher degree of risk than the Core Equity Fund.

                         For  temporary defensive purposes,  the Fund may invest
                  up to 100% of its total assets in cash equivalents. The Fund may also pursue certain additional investment policies and strategies including: investing in options on securities and indices of securities; engaging in futures transactions; acquiring foreign securities; investing in foreign currency transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                  EMERGING GROWTH EQUITY FUND


                  The Emerging Growth Equity Fund seeks to achieve a total return in excess of the Lipper Small Company Growth Mutual Fund Average, measured over a period of three to five years, by investing primarily in equity-based securities of companies which are expected by the investment manager to experience rapid earnings growth. The following types of companies frequently offer rapid earnings growth: newer companies that are able to identify and service a market niche; more mature companies that restructure their operations or develop a new product or service that enhances the company's sales and profit growth potential; and small to medium-sized companies (I.E., companies with market capitalizations from $50 million to $750 million at time of purchase) that, because of successful market penetration, expect to experience accelerating revenue and earnings growth. Under normal circumstances, the Fund expects to be as fully invested as practicable in equity-based securities, primarily common stocks, including American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company) and will be at least 65% so invested. Equity-based securities may include securities convertible into common stocks and warrants to purchase common stocks.


                         Emerging  growth   companies  generally   exhibit   the
                  following characteristics relative to the average company in a similar industry included in broad stock market indices (E.G., the Standard & Poor's 500 Composite Stock Price Index): (i) higher than average return on equity, (ii) higher than average earnings and dividend growth potential as perceived by the investment manager, and (iii) smaller than average market capitalization.

                         The securities  of  the  Emerging  Growth  Equity  Fund
                  generally will have a higher degree of risk and price volatility than those of the Core Equity and Value Equity Funds and a lower income return than these Funds.

                         For  temporary defensive purposes,  the Fund may invest
                  up to 100% of its total assets in cash equivalents. The Fund may also pursue certain additional investment policies and strategies including: investing in options on securities and indices of securities; engaging in futures transactions; acquiring foreign securities; investing in foreign currency transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                  PORTFOLIO MANAGER

                         Richard  M. Frucci, Senior Vice President of The Putnam
                  Advisory Company, Inc. has, since February 28, 1994, primary responsibility for the day-to-day management of the Emerging Growth Equity Fund. Mr. Frucci has been employed by Putnam since 1984.

                  INTERNATIONAL EQUITY FUND

                  The International Equity Fund seeks to achieve a total return in excess of the Lipper International Mutual Funds Average, measured over a period of three to five years. The
                  International Equity Fund invests primarily in equity securities of non-United States companies and at least 65% of its assets will be invested in equity securities of companies in at least three countries (other than the United States). The Fund may also invest in securities of non-United States governments and their agencies and may also invest in securities of United States companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States. Investments in such United States companies will normally be less than 10% of the Fund's total assets.


                         The  Fund  may  enter  into  forward  foreign  currency
                  exchange contracts, foreign currency futures contracts and related options to protect against uncertainty in the level of future foreign exchange rates. SEE, "Other Investment Policies and Risk Considerations -- Foreign Currency Transactions". Under normal circumstances, the Fund will invest primarily in equity securities (common stocks and other equity-based securities, such as securities convertible into common stocks and warrants to purchase common stocks), but the Fund may have up to 10% of its total assets invested in debt securities. Such debt securities must be assigned (or determined by the investment manager to be equal to) a rating of "A" or better from Moody's Investors Services, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service. SEE, "Appendix" for an explanation of the ratings.


                         The  International Equity Fund invests in securities of
                  a  diversified  group   of  larger   companies  whose   market
                  capitalization normally would be more than $750 million. Investments in companies with a market capitalization of less than $750 million should normally not exceed 15% of the Fund's total assets.

                         Equity   securities  of  a  company  will  be  selected
                  considering such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company, its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; and projected earnings estimates and earnings growth rate for the company, and the relation of those figures to the current price of the security.

                         Investments  in  debt  securities  will  be  based   on
                  judgments by the investment manager of the quality of the securities. These judgments may be based upon such considerations as: (i) the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; (ii) the issuer's debt maturity schedules and current and future borrowing requirements; and
                  (iii) the issuer's continuing ability to meet its future obligations. In addition, emphasis will be placed on comparative geographical and economic evaluation, which will require fundamental analysis of the economies, currencies, financial markets and other variables of the various countries in which investments may be made.

                         Investments in securities of non-United States  issuers
                  and in securities involving foreign currencies entail investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, controls or other governmental restrictions. There is also less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Stock exchanges outside the United States may have substantially less volume than United States exchanges and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies outside the United States. In addition, with respect to certain countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in securities of issuers located in those countries.

                         For  temporary defensive purposes,  the Fund may invest
                  up to 100% of its total assets in cash equivalents. The Fund may also pursue certain additional investment policies and strategies including: investing in options on securities and indices of securities; engaging in futures transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                  ACTIVELY MANAGED FIXED-INCOME FUND

                  The Actively Managed Fixed-Income Fund seeks to achieve a total return in excess of the Lipper U.S. Government Bond Funds Average, measured over a period of three to five years, by investing primarily in fixed-income securities which the investment manager believes to be of good quality.

                         Under  normal circumstances, the Fund  will be as fully
                  invested as practicable in fixed-income securities and will be at least 65% so invested. In light of the Fund's objective, the investment manager will consider the potential for capital appreciation, as well as yield, in selecting investments. The investment manager will be free to take full advantage of the entire range of maturities in the debt securities markets and will adjust the structure of the Fund from time to time, particularly its average maturity, depending on the investment manager's assessment of interest rate and market factors. Accordingly, obtaining successful results in the Fund will depend significantly upon the investment manager's ability to forecast interest rate and bond market movements.

                         The  Actively  Managed  Fixed-Income  Fund  invests  in
                  securities of United States corporations only if at the time of purchase they carry a rating of "A" or better from Moody's Investors Services, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service. SEE, "Appendix" for an explanation of the ratings. The Actively Managed Fixed-Income Fund may also invest in obligations issued or guaranteed by the United States government, its agencies or instrumentalities.

                         The  Fund will  observe the following  policies: (i) at
                  least 75% of the Fund, taken at market value, must be in securities having a rating at the time of purchase of "Aa" or better from Moody's Investors Services, Inc., "AA" or better from Standard & Poor's Corporation or Fitch Investors Services, Inc. or an equivalent rating from another nationally known rating service or must consist of securities issued or guaranteed by the United States government or its agencies or instrumentalities;

                  (ii) at least 65% of the Fund must be invested in securities issued or guaranteed by the United States government or its agencies or instrumentalities; and (iii) the balance of the Fund must be invested in securities of United States corporations rated "A" or better by one of the above rating agencies and other debt securities (E.G., securities of foreign issuers), which, in the judgment of the investment manager, would be of comparable quality to United States securities having a rating of "A" or better by one of the above rating agencies. SEE, "Appendix" for an explanation of the ratings.

                         As noted above, the Fund may also invest in  securities
                  of foreign issuers which, in the judgment of the investment manager, would be of comparable quality to United States securities having a rating of "A" or better by one of the above rating agencies. SEE, "Other Investment Policies and Risk Considerations -- Foreign Securities." The Fund may also acquire zero-coupon obligations that do not pay interest currently but that are purchased at a discount and payable in full at maturity. The value of such obligations may be subject to greater market fluctuations from changing interest rates prior to maturity than other debt obligations of similar maturities and yields.


                         Non-income producing  securities  to  be  held  in  the
                  Actively Managed Fixed-Income Fund may include zero-coupon obligations of corporations, instruments evidencing ownership of future interest or principal payments on United States Treasury Bonds and collateralized mortgage obligations. (See the next paragraph for a discussion of collateralized mortgage obligations.) Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of the two alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.



                         From time to time the Fund may invest in collateralized
                  mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

                         REMICs are  offerings  of multiple  class  real  estate
                  mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code of 1986, as amended ("Code"). Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.


                         Changes  in  interest  rates will  cause  the  value of
                  securities held in the Fund's portfolio to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in the value of the Fund's securities will cause net asset value per unit to fluctuate.

                         For temporary defensive purposes,  the Fund may  invest
                  up to 100% of its total assets in cash equivalents. The Fund may also pursue certain additional investment policies and strategies including: investing in options on securities and indices of securities; engaging in futures transactions; acquiring foreign securities; investing in foreign currency transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                  INTERMEDIATE-TERM FIXED-INCOME FUND

                  The Intermediate-Term Fixed-Income Fund is a diversified portfolio of fixed-income securities which seeks to achieve a total return in excess of the Lipper Short-Intermediate (five to ten year) U.S. Government Mutual Funds Average, measured over a period of three to five years. The returns are sought through a high level of current income with consideration also given to the safety of principal through investments in fixed-income securities either maturing within 10 years or having an expected average life of under 10 years. The Fund is managed within an average portfolio maturity range of 2 1/2 years to a maximum of 5 years and an average duration range from 2 1/2 years to 4 years.

                         Under  normal circumstances, the Fund  will be as fully
                  invested as practicable in fixed-income securities and will be at least 65% so invested. In seeking total return, the investment manager will focus principally on a high level of current income, with consideration also given to safety of principal. The Fund will attempt to purchase only securities which were part of an original issue of $100 million or more. The investment manager will also consider the nature of the issuer's business; the industry under which it is classified; the issuer's financial strength, including its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations.

                         The Fund will  observe the following  policies: (i)  at
                  least 75% of the Fund, taken at market value, must be in securities having a rating at the time of purchase of "Aa" or better from Moody's

                  Investors Services, Inc., "AA" or better from Standard & Poor's Corporation or Fitch Investors Services, Inc. or an equivalent rating from another nationally known rating service or must consist of securities issued or guaranteed by the United States government or its agencies or instrumentalities;
                  (ii) at least 65% of the Fund must be invested in securities issued or guaranteed by the United States Government or its agencies or instrumentalities; and (iii) the balance of the Fund must be invested in securities of United States corporations rated "A" or better by one of the above rating agencies, and other debt securities (E.G., securities of foreign issuers), which, in the judgment of the investment manager, would be of comparable quality to United States securities having a rating of "A" or better by one of the above rating agencies. SEE, "Other Investment Policies and Risk Considerations -- Foreign Securities." SEE also, "Appendix" for an explanation of the ratings.

                         Changes  in  interest  rates will  cause  the  value of
                  securities held in the Fund to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in value of the Fund securities will cause net asset value per unit to fluctuate.

                         As  noted  above,  the Fund  may  invest  in securities
                  issued and backed by the full faith and credit of the United States Treasury, as well as obligations issued by agencies or instrumentalities of the United States government. These obligations may or may not be backed by the full faith and credit of the United States government. Certain agencies or instrumentalities of the United States government, such as the United States Postal Service and the Government National Mortgage Association, have the right to borrow from the United States Treasury to meet their obligations but in other instances obligations are supported only by the credit of the issuing agency (E.G., the Federal National Mortgage Association and the Federal Farm Credit System).

                         The   portfolio  structure   of  the  Intermediate-Term
                  Fixed-Income Fund is distributed among sectors or industries with no more than 25% of such portfolio invested in securities of any one sector of the corporate bond market. The Fund attempts to purchase only securities which were part of an original issue of $100 million or more.

                         Non-income  producing  securities  to  be  held  in the
                  Intermediate-Term Fixed-Income Fund may include zero-coupon obligations of corporations, instruments evidencing ownership of future interest or principal payments on United States Treasury Bonds and collateralized mortgage obligations. (See the next paragraph for a discussion of collateralized mortgage obligations.) Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of the two alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.

                         From time to time the Fund may invest in collateralized
                  mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.



                         REMICs  are  offerings  of multiple  class  real estate
                  mortgage-backed securities which qualify and elect treatment as such under provisions of the Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.


                         For temporary defensive purposes,  the Fund may  invest
                  up to 100% of its total assets in cash equivalents. The Fund may also pursue certain additional investment policies and strategies including: investing in options on securities and indices of securities; engaging in futures transactions; acquiring foreign securities; investing in foreign currency transactions; investing in repurchase agreements; acquiring when-issued securities; and lending Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                  PORTFOLIO MANAGER


                         The Intermediate-Term Fixed-Income  Fund is  co-managed
                  by Herbert Kuhl, Jr. and Deborah A. Modzelewski, Vice President of Retirement System Investors Inc. ("Investors"), who each play an important role in the Investment Fund's management process. They work closely together to develop investment strategies and select securities for the Investment Fund's portfolio. Mr. Kuhl, Jr. has been co-manager of the Investment Fund since its May 1991 inception, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl, Jr. joined Retirement System for Savings Institutions (predecessor to Investors) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He is a graduate of Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl, Jr. is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors and has handled the day to day portfolio management of the Fund's Money Market Fund and RSI Retirement Trust's Short-Term Investment Fund. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  MONEY MARKET FUND

                  The Money Market Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal by investing in high quality, U.S. dollar-denominated money market instruments with maturities of one year or less. In pursuing this objective, the Fund may invest in a broad range of United States government, bank and commercial obligations that may be available in money markets. In addition, all portfolio investments must meet the definition of "Eligible Security" as set forth in Rule 2a-7 under the Investment Company Act of 1940. The following descriptions illustrate the types of high quality money market instruments in which the Fund may invest.

                         The  Fund may invest  in bills, notes,  bonds and other
                  obligations issued and backed by the full faith and credit of the United States Treasury, as well as obligations issued by agencies or instrumentalities of the United States government. These obligations may or may not be backed by the full faith and credit of the United States government. Certain agencies or instrumentalities of the United States government, such as the United States Postal Service and the Government National Mortgage Association, have the right to borrow from the United States Treasury to meet their obligations but in other instances obligations are supported only by the credit of the issuing agency (E.G., the Federal National Mortgage Association and the Federal Farm Credit System).

                         The   Fund   may   also   invest   in   United   States
                  dollar-denominated obligations of United States and foreign banks, including certificates of deposit, bankers' acceptances and time deposits. Securities of United States banks (including their foreign branches) are eligible if the
                  investment    manager   determines    the   institutions   are
                  creditworthy and: (i) if they are members of the Federal Reserve System; (ii) if they are subject to examination by the Comptroller of the Currency; (iii) if the banks have outstanding a class of unsecured debt obligations rated "AA" or better by a nationally recognized rating agency or, if unrated, of comparable quality as determined by the investment manager; or (iv) if, and to the extent, the instrument is insured by the Federal Deposit Insurance Corporation. It is the present policy of the Fund not to invest in time deposits subject to withdrawal penalties, other than overnight deposits, if more than 10% of the value of its total assets would be invested in such deposits or other illiquid securities.

                         The Fund may also invest in commercial paper rated  P-1
                  by Moody's Investors Services, Inc., and A-1 or better by Standard & Poor's Corporation, and in corporate bonds, debentures and notes that are callable on demand or that have a remaining maturity of less than one year and that are rated "AA" or better by a nationally recognized rating agency or, if unrated, are of comparable quality as determined by the investment manager. If the issuer also has outstanding short-term debt, it must have a commercial paper rating as noted above, or an "AA" rating (of the equivalent) for other short-term debt.

                  These corporate obligations may include variable amount master demand notes which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers which meet the foregoing quality criteria. Although there is no secondary market in master demand notes, the payee may demand payments of the principal amount of the note on relatively short notice. All master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

                         The Fund may also enter into repurchase agreements with
                  respect to United States government securities. For a description of repurchase agreements, SEE, "Other Investment Policies and Risk Considerations -- Repurchase Agreements." United States government securities underlying such repurchase agreements may have maturities of greater than one year but the repurchase agreement itself must mature in less than one year. The Fund will not enter into a repurchase agreement with a maturity of greater than seven days if as a result more than 10% of the Fund's assets would be invested in illiquid securities, including all repurchase agreements with maturities of greater than seven days. The Fund may also acquire when-issued securities and lend Fund securities. SEE, "Other Investment Policies and Risk Considerations" for a description of these policies and strategies, their risks and limitations, and the extent to which the Fund may pursue them.

                         The  Fund will attempt to maintain a constant net asset
                  value per share of $1.00 by complying with applicable SEC requirements which include, among other things, certain quality and maturity restrictions. However, there can be no assurance that the Fund will be able to maintain a constant net asset value per share.

OTHER INVESTMENT POLICIES
AND RISK CONSIDERATIONS
                  Except as noted, each of the Investment Funds may employ the following investment policies and strategies.

                  CASH EQUIVALENTS

                  Cash equivalents include instruments that the Money Market Fund may purchase.

                  OPTIONS ON SECURITIES AND INDICES OF SECURITIES

                  Each Fund (other than the Money Market Fund) may purchase or sell (or write) exchange-traded options on securities or indices of securities and may enter into closing transactions with respect thereto. An option on a security gives the purchaser the right, in return for the payment of a premium, to acquire (in the case of a call option) or sell (in the case of a put option) the security at a specified price. Index options are similar but are settled by delivery of a cash payment based on the difference between the contract price and the value of the index at the time of maturity or termination of the contract.

                         A Fund may sell (or write)  a covered call option or  a
                  secured put option in order to earn premium income. Covered calls also, to the extent of the premium, provide a hedge against a decline in the value of a security or of securities generally. A Fund may acquire a call as a means of taking advantage of anticipated price increases or may acquire a put to protect against the possibility of a market decline.

                         The writer of a call surrenders during the term of  the
                  agreement the opportunity to benefit from appreciation above the contract price of the option and the writer of a put accepts the risk of a decline in market value. A Fund will not write an option if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Fund's net assets. The risk incurred by an option purchaser is limited to the premium paid. The success of an option strategy may be limited by such factors as the ability of the investment manager to predict market trends accurately, the cost of the transaction, the depth and liquidity of the market on which the option is traded and the correlation between the market value of the option and the movement of the underlying security or index.

                  FUTURES TRANSACTIONS

                  In order to provide a measure of protection against losses due to such occurrences as stock market declines, increases in interest rates and adverse currency movements, the Funds may engage in a variety of hedging strategies. These strategies include, in addition to the use of options for hedging purposes as described above, investing in contracts to purchase or sell specified financial instruments at a date in the future, and investing in interest rate and stock index futures contracts and in their related options. The choice of appropriate strategies will be dictated by the types of securities in the particular Fund and the risks against which the investment manager believes the Fund should be protected. As discussed below, there can be no assurance that any of these strategies will be entirely effective and each has inherent costs, risks and limitations.

                         A  futures contract  on a  specific security  gives the
                  seller the obligation to deliver, and the purchaser the obligation to accept delivery of, the amount of the security specified in the contract at a specified time in the future for a specified price. An index future is similar except that settlement is accomplished by the delivery of an amount of cash equal to a specified dollar amount times the difference between the value of the relevant index and the price specified in the contract. Options on futures give the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

                         A Fund  may purchase  or sell  (or write)  futures  and
                  their related options only for hedging purposes, consistent with applicable regulatory requirements. In addition, a Fund may not enter into any such transaction if, immediately thereafter, (i) more than 25% of the value of the Fund's total assets would be so invested, or (ii) the amount committed to initial margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts, excluding the amount by which any option is "in-the-money." The success of a strategy employing futures and their related options may be limited by factors such as the ability of the investment manager to predict market and interest rate trends accurately, the cost of the transaction, the depth and liquidity of the relevant market and the degree of correlation between the prices of the futures contracts or related options and the market for the underlying medium.

                  FOREIGN SECURITIES

                  All Funds may invest in foreign securities but, with the exception of the International Equity Fund, are limited in the percentages of their respective assets that may be so invested. The Core Equity, Emerging

                  Growth Equity and Value Equity Funds may each invest up to 20% of their total assets in foreign securities, while the Actively Managed Fixed-Income, Intermediate-Term Fixed-Income and Money Market Funds are limited to 10%. The Money Market Fund may invest only in dollar-denominated securities. A Fund's investment manager will use the same criteria for selecting investments in foreign securities that it uses for United States securities.


                         The Funds purchasing these securities may be subject to
                  additional risks associated with the holding of property abroad. Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange
                  controls  or  the   adoption  of   other  foreign   government
                  restrictions which might adversely affect the payment of principal or interest on foreign securities held by the Funds.

                  FOREIGN CURRENCY TRANSACTIONS

                  A change in the value of a foreign currency relative to the United States dollar will result in a corresponding change in the United States dollar value of a Fund's assets denominated in that currency. Accordingly, the value of such assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In addition, a Fund may incur costs in connection with conversions between various currencies. In order to protect against uncertainty in the level of future foreign exchange rates, the Funds (other than the Money Market Fund) are authorized to use forward foreign currency exchange contracts which are obligations to purchase or sell a specific currency at a future date at a price set at the time of the contract, as well as currency futures contracts and related options. SEE, "Other Investment Policies and Risk Considerations -- Futures Transactions."

                         A Fund may use  forward contracts, futures and  related
                  options only under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the United States dollar price of the security. Second, when an investment manager of a Fund believes that the currency of a particular foreign country may experience a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of up to all of the Fund's securities denominated in such foreign currency, or may set up a similar hedge using a currency future or a related option. Such transactions may also be used to protect a portion of the Fund that is denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies. No Fund will enter into such forward contracts if, as a result, such Fund would have more than 25% of the value of its total assets committed to such contracts.

                         It  will not  generally be possible  to match precisely
                  the amount covered by a forward contract, a futures contract or related option and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the transaction is entered into and the date it matures. In addition, while such transactions may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.

                  REPURCHASE AGREEMENTS

                  Each Fund may enter into repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the Board of Directors of the Fund. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a debt security, which in the case of each Fund will be securities issued or guaranteed by the United States government or its agencies or instrumentalities, and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the obligation, including the interest factor.

                  REVERSE REPURCHASE AGREEMENTS

                  Each Fund may enter into reverse repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the Board of Directors of the Fund. Such agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Reverse repurchase agreements are considered to be borrowings by the Fund and may be entered only when the investment manager believes a Fund's earnings from the transaction will exceed the interest expense incurred.

                  WHEN-ISSUED SECURITIES

                  A Fund may purchase securities at the current market value of the securities on a forward commitment basis. "When-issued" securities are securities which have not been issued at the time they are purchased and thus delivery of and payment for these securities may be delayed for several weeks or more, as compared to the timing of a normal settlement. A Fund will ordinarily invest no more than 25% of its net assets at any time in when-issued securities. While the Fund will purchase securities on a forward commitment basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Because subsequent changes in the market price will affect the value of the security to be delivered, the purchase of when-issued securities creates the potential for profit or loss to the Fund without any investment of Fund assets at the time of commitment.

                  LENDING FUND SECURITIES

                  A Fund may lend portfolio securities in an amount up to 50% of its total assets to creditworthy broker-dealers and financial institutions. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any such loan will be continuously secured by collateral consisting of cash or United States government securities in an amount at least equal to the value of the securities loaned. If the borrower were to default on its obligation to return the securities, the Fund could experience loss due to delay in liquidating the collateral and to adverse market action.

INVESTMENT RESTRICTIONS
                  The investment policies of the respective Funds are subject to a number of restrictions which reflect both self-imposed standards and Federal and state regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Accordingly, each Fund will not:

                               (1)Concentrate 25% or more of its total assets in
                                  securities of issuers in any one industry (for
                      this purpose the United States Government, its agencies and instrumentalities are not considered an industry);

                               (2)With  respect  to  75%  of  its  total assets,
                                  invest more than 5% of its total assets in the
                      securities of any single issuer (for this purpose the United States Government, its agencies and instrumentalities are not considered a single issuer);

                               (3)Borrow   money,  except  for  (i)  short  term
                                  credits from banks as may be necessary for the
                      clearance of portfolio transactions, (ii) borrowing from banks to meet redemption requests, which would otherwise require untimely disposition of its portfolio securities, and (iii) borrowing from banks for any other temporary or emergency situation that could arise. Borrowing for any purpose, in the aggregate by any Investment Fund, may not exceed 5% of the value of the total assets of that Investment Fund;

                               (4)Pledge,  mortgage or hypothecate the assets of
                                  any Investment Fund to any extent greater than
                      10% of the value of the total assets of that Investment Fund; or

                               (5)Invest  more than  10% of its  total assets in
                                  illiquid  securities,   including   repurchase
                      agreements with maturities greater than seven days.

                         The   Funds   are   subject   to   further   investment
                  restrictions that are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION
                  From time to time, the Fund may advertise total return and yield data of the various Investment Funds over specified periods. Such information is based on historical results and is not intended to indicate future performance of the Investment Funds. Both total return and yield data will be computed according to the standardized calculations required by the Securities and Exchange Commission to provide consistency and comparability in investment company advertising. Advertisements may also include other measures of total returns as permitted by rules of the Securities and Exchange Commission.

                         Total  return  shows  the  change in  the  value  of an
                  investment in a Fund over a specified period of time (such as one, three, five or ten years), assuming reinvestment of all dividends and distributions and after deduction of all applicable charges and expenses. The Fund's average annual total return represents the annual compounded growth rate that would produce the total return achieved over the period. The performance information reported by the Fund does not take into account any Federal or state income taxes that may be payable by an investor.

                         The "yield" of a Fund refers to the income generated by
                  an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized."

                  That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

                         The  performance of  a Fund,  as well  as the composite
                  performance of all  fixed-income funds and  all equity  funds,
                  may   be  compared  to  data  prepared  by  Lipper  Analytical
                  Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.


                         The  Funds' annual portfolio  turnover rate (the lesser
                  of the value of the purchases or sales for the year divided by the average monthly market value of the respective portfolio during the year, excluding United States government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. A high level of portfolio turnover may generate relatively high transaction costs and may increase the amount of taxes payable by the Fund's Shareholders. (SEE, "Distributions and Taxes.") For the fiscal years ended
                  September 30, 1995 and September 30, 1996, the portfolio turnover rate for the Core Equity Fund was 25.49% and 18.08%, respectively, the Emerging Growth Equity Fund was 84.05% and 77.94%, respectively, and the Intermediate-Term Fixed-Income Fund was 8.50% and 39.69%, respectively. The Fund anticipates that the annual portfolio turnover rate of each of the Value Equity Fund and International Equity Fund will not exceed 100%, and the annual portfolio turnover rate of the Actively Managed Fixed-Income Fund will not exceed 200% in the fiscal year ending September 30, 1997.


HOW TO INVEST IN THE FUND
                  PURCHASE OF FUND SHARES


                  The Fund offers its shares to the public without a sales load on a continuous basis through its distributor, Retirement System Distributors Inc., P.O. Box 2064, Grand Central Station, New York, New York 10163-2064 (the "Distributor"). SEE, "Distributor." Shares are also available through broker-dealers that have entered into dealer agreements and through financial institutions that provide shareholder services to their customers. Financial Institutions may impose separate fees in connection with these services and investors should review this prospectus in conjunction with any such institution's fee schedule. In addition, financial institutions may be required to register as dealers pursuant to state securities laws. Such broker-dealers are responsible for the transmission of purchase and redemption orders (and the delivery of funds) on a timely basis.



                         Purchases are effected at the net asset value per share
                  next determined after receipt at the Fund's offices of a properly completed purchase order. Persons who desire to make an initial investment in the Fund should fill out an Initial Purchase Order Form and mail it to the Fund together with a check payable to Retirement System Fund Inc. Orders are subject to acceptance by the Fund and in any event are not accepted unless accompanied by payment. The minimum initial investment is

                  $2,500 and the minimum subsequent investment in the Fund is $250, except as provided below for "Periodic Purchases" and "Payroll Deductions." Minimums are not applicable for investments in non-qualified retirement plans or Individual Retirement Accounts. Investors wishing to purchase securities by means of wire transfer should contact the Distributor.



                         Purchase orders submitted for tax-qualified  retirement
                  plans or other retirement arrangements which are not properly completed will be directed to Retirement System Consultants Inc. (the "Service Company") for clarification. The Service Company will promptly ascertain the information necessary to properly complete the purchase order and forward the purchase order to the Fund. If such purchase orders are transmitted to the Fund in proper form by 4:00 P.M., Eastern Time, the purchase will be effected at the net asset value determined as of the close of business on that day. Otherwise, such purchase order will be based on the next determined net asset value.


                         All purchasers will receive a Confirmation Notice  from
                  the Fund which sets forth the amount invested, the purchase price per share, the number of shares and fractional share credits purchased and held in account after the transaction, and the identifying number of the account.

                         Net asset value is  determined as of  the close of  the
                  New York Stock Exchange, currently 4:00 P.M., Eastern Time, on each day the Exchange is open, by adding the value of all the assets of a Fund, subtracting liabilities, and dividing by the number of shares outstanding. Securities are valued at their market prices where possible. Listed equity securities are valued at the closing price on the primary exchange for each such security and NASDAQ quoted securities are valued at the last current bid price. Debt securities are valued based on quotes obtained from market makers. Securities may be valued based on prices obtained from a pricing service where approved by the Board of Directors. All securities of the Money Market Fund and, for the other Funds, debt securities with remaining maturities of 60 days or less, are valued on the basis of amortized cost.

                  PERIODIC PURCHASES

                  Regular periodic purchases of Fund shares may be beneficial to investors. The Fund therefore makes available an arrangement under which shareholders may state their intentions to make periodic purchases of Fund shares in specified amounts. A shareholder may indicate in the place provided on the Initial Purchase Order Form the frequency (monthly or quarterly) and amount (minimum amount $200 if monthly and $600 if quarterly) of such intended periodic purchases. There is no obligation on the part of the shareholder to make the intended periodic purchases of Fund shares indicated on the Initial Purchase Order Form.

                  PAYROLL DEDUCTIONS


                  Purchases of Fund shares may be available to certain investors by means of payroll deductions if their employer has made arrangements with the Distributor. Employers who have made payroll deduction arrangements available will forward funds for purchase of shares to the Fund at least monthly (unless deductions are made less frequently) on behalf of the shareholder and make appropriate forms available to their employees. The minimum investment in the Fund per periodic payroll deduction is $25. Confirmation Notices of purchases made by payroll deduction are sent to the employee. Shareholders participating in payroll deduction arrangements may also purchase shares by means of direct orders.

                  EXCHANGES


                  Shares in any Investment Fund may be exchanged without cost for shares in any other Investment Fund. Shareholders may submit their shares for exchange on any day that the New York Stock Exchange is open and properly completed Exchange Request Forms will be effected at the respective net asset values of the shares involved next determined after the receipt of such request by the Fund. Exchange Request Forms must be submitted to the Fund at its offices in writing and must be signed in exactly the same manner in which the shares are registered. Exchange Request Forms submitted for tax-qualified retirement plans or other retirement arrangements which are not properly completed will be directed to the Service Company for clarification. If such Exchange Request Forms are transmitted to the Fund in proper form by 4:00 P.M., Eastern Time, the exchange will be effected at the respective net asset values of the shares involved determined as of the close of business on that day. Otherwise, such redemption will be based on the next determined net asset value. The Fund may modify or terminate this exchange privilege at any time upon sixty-days written notice to shareholders.


REDEMPTION
OF SHARES

                  Shareholders may submit their shares for redemption on any day that the New York Stock Exchange is open and a properly completed Redemption Request Form will be effected at the net asset value per share next determined after the receipt of such request by the Fund. Redemption Request Forms must be submitted to the Fund at its offices in writing and must be signed in exactly the same manner in which the shares are registered. The signature(s) must be guaranteed by a bank or trust company (including a savings bank) or a member of a national securities exchange if the redemption exceeds $25,000. Redemption Request Forms submitted for tax-qualified retirement plans or other retirement arrangements which are not properly completed will be directed to the Service Company for clarification. The Service Company will promptly ascertain the information necessary to properly complete the Redemption Request Form and forward the request to the Fund. If such Redemption Request Forms are transmitted to the Fund in proper form by 4:00 P.M., Eastern Time, the redemption will be effected at the net asset value determined as of the close of business on that day. Otherwise, such redemption will be based on the next determined net asset value.


                         Payments for  redeemed shares  will be  made by  check,
                  unless arrangements have been made in advance for payment by wire transfer, not later than seven days after receipt of written redemption requests in proper form. Dividends payable up to the date of the redemption of shares will be paid on the next dividend payable date. If all shares in an account have been redeemed on a dividend payable date, the dividend will be remitted by check to the former shareholder, except that, in the case of the Money Market Fund, shareholders who redeem all shares in their accounts will receive all dividends to which they are entitled along with the proceeds of the redemption. The Fund reserves the right to redeem shareholder accounts amounting to less than $250 upon 60 days' notice; provided, however, that the Fund will not redeem any account which falls below the minimum account size solely as a result of a decline in the net asset value of a Fund.

DISTRIBUTIONS AND TAXES
                  DIVIDENDS AND DISTRIBUTIONS

                  It is the policy of each Fund to distribute to shareholders substantially all of its taxable net investment income (consisting of dividend and interest income and the excess, if any, of net short-term capital gains over net long-term capital losses) in the form of periodic dividends. Each of the Core Equity Fund, the Emerging Growth Equity Fund, the Value Equity Fund and the International Equity Fund will generally declare and distribute dividends from its net investment income on an annual basis. The Actively Managed Fixed-Income Fund and the Intermediate-Term Fixed-Income Fund will generally declare and distribute dividends from net investment income on a monthly basis. The net investment income of the Money Market Fund is declared daily (and distributed monthly on the first day of each month) as a dividend to the Fund's shareholders. Each Fund anticipates that it will distribute substantially all of its "net capital gain" income (the excess of net long-term capital gains over net short-term capital losses) for each taxable year as a capital gains distribution.

                         Unless  the  shareholder elects  otherwise,  all income
                  dividends and net capital gains distributions, if any, will be reinvested in additional shares at the then net asset value per share on the payment date. However, shareholders may elect a cash distribution by notifying the Fund at least seven days before the next date on which dividends or distributions will be paid.

                  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

                  The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of any Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

                  TAX STATUS OF THE FUNDS


                  Each Investment Fund is treated as a separate entity for federal income tax purposes and is not combined with the other Funds. Each Fund expects to be taxed as a regulated investment company under Subchapter M of the Code. So long as a Fund qualifies for this tax treatment, the Fund will be relieved of United States federal income tax on amounts distributed to shareholders, but shareholders will, unless otherwise exempt, pay income or capital gains taxes on the amounts so distributed, regardless of whether such distributions are paid in cash or reinvested in additional shares. Each Fund will send written notices to shareholders annually regarding the tax status of all distributions.



                         Distributions from a Fund out of net capital gains (net
                  long-term capital gains less net short-term capital losses), if any, are taxed to shareholders as long-term capital gains, regardless of how long a shareholder has held such shares. All other income distributions are taxed to the shareholders as ordinary income. Ordinarily, shareholders will include all dividends declared by a Fund as income in the year of payment. However, dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year, if such dividends are paid during January of the following year.

                         Capital gains distributions received from any Fund  and
                  ordinary income dividends received from the Actively Managed Fixed-Income Fund, the Intermediate-Term Fixed-Income Fund, or the Money Market Fund will not qualify for the dividends-received deduction generally available to corporate taxpayers. Dividends received from the International Equity Fund will qualify for the dividends-received deduction only to the extent they are attributable to dividends the Fund receives from domestic corporations. Shareholders will be advised annually of the federal income tax status of distributions made during the year.


                         Investors  should  be  careful  to  consider  the   tax
                  implications of buying shares just prior to a distribution. The price of shares purchased at that time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will nevertheless be taxable on the entire amount of the distribution received.

                         The  sale, redemption or  exchange of Fund  shares is a
                  taxable event to the shareholder.

                         Investment income received by the International  Equity
                  Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the International Equity Fund is liable for foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to pass through to the Fund's shareholders credits for foreign income taxes paid. If the International Equity Fund does so qualify, shareholders will be deemed to have received a dividend for their pro rata share of the foreign taxes paid by the Fund and will be deemed to have paid such amounts as foreign taxes. Although the International Equity Fund intends to meet the requirements of the Code to pass through such taxes, there can be no assurance that the Fund will be able to do so.

                         A 4% non-deductible Federal excise tax is imposed on  a
                  regulated investment company that fails to distribute before the end of each calendar year substantially all of its ordinary taxable income for the calendar year and capital gain net income for the one-year period ending October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. The sale, exchange, or redemption of an Investment Fund's shares is a taxable event for the shareholder.


                         The  Fund may be required to  withhold and remit to the
                  U.S. Treasury, 31% of any taxable dividends, capital gain distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the purchase application,
                  (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


                         Future  legislative changes  may materially  affect the
                  tax consequences of investing in the Fund. Shareholders are also urged to consult with their tax advisors concerning the application of United States state and local income taxes to investments in the Fund, which may differ from the United States Federal income tax consequences described above.

MANAGEMENT
OF THE FUND
                  The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund or any Investment Fund and persons or companies furnishing services thereto, including all agreements for the provision of investment advisory, distribution, administrative, custody and transfer agent services. One Director and all the officers of the Fund are officers or employees of Retirement System Group Inc., the parent company of Retirement System Investors Inc., the investment advisor of each Investment Fund and the investment manager of certain Investment Funds, the Distributor, and Retirement System Consultants Inc., the Fund's administrator.


                         The Board of Directors of the Fund met and  unanimously
                  approved a proposed tax free reorganization (the "Reorganization") between the Fund and The Enterprise Group of Funds, Inc. ("Enterprise"). As a result of the Reorganization, the Fund will transfer the assets of its portfolios to corresponding Enterprise portfolios in return for assumption by each such Enterprise portfolio of the stated liabilities of the corresponding Fund portfolio and issuance of shares of the Enterprise portfolio. The portfolios of the Fund will then distribute the Enterprise shares received. A Special Meeting of shareholders will be called so that they will have an opportunity to vote upon the proposed reorganization.


                  INVESTMENT ADVISORY SERVICES

                  Retirement System Investors Inc. (the "Investment Advisor") is the investment advisor to each Investment Fund. As further described below, certain Investment Funds have engaged independent investment managers to make and effect decisions on buying and selling portfolio securities. The Investment Advisor acts as investment manager to the remaining Funds and, in the case of all Investment Funds, exercises general oversight with respect to portfolio management and reports to the Board of Directors with respect thereto.

                         The  Investment Advisor  is a  subsidiary of Retirement
                  System Group Inc. ("Group"), a company formed as part of a reorganization, effective August 1, 1990, that externalized the management functions of RSI Retirement Trust (the "Trust"), an open-end diversified management investment company designed exclusively for the investment of funds held in certain tax-exempt trusts. The Trust has six portfolios that have investment objectives and policies that are substantially the same as those of the Investment Funds, as well as two portfolios that have specialized functions. In connection with the reorganization, the Investment Advisor assumed those investment management functions for the Trust that had previously been performed by employees of the Trust.


                         As of December 31, 1996, the Investment Advisor managed
                  assets of $558,252,410.


                         For its services, the Investment Advisor is entitled to
                  receive a fee, calculated daily and paid monthly, based on a percentage of the average annual net assets of the respective Investment Funds.

                  The specific percentages for the Investment Funds or, in the case of the Actively Managed Fixed-Income Fund, the portion of such Investment Fund for which the Investment Advisor acts as investment manager, are set forth in the following table.

                                                                FEE (% OF
INVESTMENT FUND                                            AVERAGE NET ASSETS)
--------------------------------------------------------  ---------------------

Core Equity Fund
      First $50 million.................................              .60
      Next $150 million.................................              .50
      Over $200 million.................................              .40

Actively Managed Fixed-Income Fund
      First $50 million.................................              .40
      Next $100 million.................................              .30
      Over $150 million.................................              .20

Intermediate-Term Fixed-Income Fund
      First $50 million.................................              .40
      Next $100 million.................................              .30
      Over $150 million.................................              .20

Money Market Fund
      First $50 million.................................              .25
      Over $50 million..................................              .20

                         In  addition,  the  Investment Advisor  is  entitled to
                  receive a fee based on a percentage of the average annual net assets of the respective Investment Funds (or portion thereof) for which it does not act as investment manager, which fee shall be an amount equal to the sum of (i) .20% of total assets of the applicable Fund, and (ii) the fee to which the investment manager of the applicable Fund is entitled (payable as provided below), calculated in the manner described below with respect to the investment manager's fees for each such Investment Fund. While the management fees paid by the Emerging Growth Equity Fund, the Value Equity Fund and the International Equity Fund are higher than the fees paid by most other investment companies, the Fund's management believes that the fees are comparable to, and in some cases lower than, the fees paid by other investment companies with similar objectives and policies.

                         With respect  to the  Investment  Funds for  which  the
                  Investment Advisor does not act as investment manager, the Investment Advisor has agreed to waive payment of the portion of the investment advisory fees in an amount equal to .20% of the total assets during the first year of the Fund's operations, and intends thereafter to waive payment of such amount if necessary to maintain a competitive expense ratio or to assure that the Fund's expense ratios comply with regulations in various states where Fund shares are qualified for sale.

                         For investment  advisory services  to the  Core  Equity
                  Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund, respectively, for the fiscal year ended September 30, 1996, the Investment Advisor waived all fees due it under its investment advisory agreement with the Fund. In addition, the Investment Advisor together with the Distributor and Service Company reimbursed expenses in the amount of $75,067, $56,361 and $47,155, respectively, for the foregoing three Investment Funds, and $64,413 for the Emerging Growth Equity Fund. See, the fourth paragraph under "Administrator".



                         For investment advisory services to the Emerging Growth
                  Equity Fund for the fiscal year ended September 30, 1996, the Investment Advisor received fees (net of fee waivers) equal to 1% of such Investment Fund's average net assets and paid all of such fees to The Putnam Advisory Company, Inc. as compensation as an independent investment manager.


                         The  following table lists the investment managers that
                  have been selected for the various Investment Funds and the approximate percentage of such Fund allocated to each manager. No Investment Manager has been selected for the Value Equity Fund, International Equity Fund and Actively Managed Fixed-Income Fund which are not presently offered.

Core Equity Fund........................  Retirement System Investors Inc. (100%)
Emerging Growth Equity Fund.............  The Putnam Advisory Company, Inc. (100%)
Value Equity Fund.......................  No Investment Manager selected
International Equity Fund...............  No Investment Manager selected
Actively Managed Fixed-Income Fund......  No Investment Manager selected
Intermediate-Term Fixed-Income Fund.....  Retirement System Investors Inc. (100%)
Money Market Fund.......................  Retirement System Investors Inc. (100%)

                         Each  investment  manager  is  also  a  manager  of the
                  corresponding portfolio of the Trust and each such manager's fee is calculated as a percentage of assets based on the combined assets of the portion of the Investment Fund and the corresponding portfolio of the Trust under management of such investment manager, which percentage is then applied with respect to both the Fund and the Trust in determining the manager's compensation. Accordingly, references to "total assets" in the description of the respective investment managers' fees as set forth below are to the combined Fund and Trust assets allocated to such investment manager.

                         The following  is a  brief  description of  the  Fund's
                  investment manager (other than the Investment Advisor) and the compensation it is entitled to receive from the Investment
                  Advisor:

                         The Putnam Advisory Company, Inc. ("Putnam"), One  Post
                  Office Square, Boston, Massachusetts 02109, was formed in 1968 to manage domestic and foreign institutional separately managed accounts for its parent company, Putnam Investments Inc., One Post Office Square, Boston, Massachusetts 02109. Putnam Investments Inc. is a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., 1166 Avenue of the Americas, New York, New York 10036, a publicly owned holding company, whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. The Putnam organization has been managing money since 1937 with the inception of The George Putnam Fund of Boston. Putnam's annual fee is 1% of the total assets up to and including $25 million, and .75% of the total assets in excess of $25 million (provided that the assets of the Emerging Growth Equity Fund shall be assessed a fee of .25% until the assets of such Investment Fund equals at least $500,000), calculated quarterly on the basis of the average asset value as of the last day of each month of each calendar quarter, equal to one-fourth of the annual rate. For the fiscal year ended September 30, 1996, the Investment Advisor paid Putnam a fee equal to 1% of the Emerging Growth Equity Fund average asset value.



                         Putnam  has  resigned  as  investment  manager  to  the
                  Emerging Growth Equity Fund effective March 31, 1997. The Board of Directors of the Fund has not finalized the selection of a successor investment manager.



                         The  Fund's agreements with  the Investment Advisor and
                  with each investment manager had an initial term of two years. These agreements may be continued from year to year after the initial term by the Board of Directors or the shareholders. These were most recently approved as provided in the Investment Company Act of 1940, on January 25, 1996. Each such agreement is subject to termination on no more than 60 days' notice by the Board of Directors or the shareholders and, in the case of the investment managers, by the Investment
                  Advisor. In addition, each such agreement terminates automatically in the case of its assignment.


DISTRIBUTOR
                  The Fund and the Distributor have entered into a Distribution Agreement pursuant to which the Distributor will distribute and promote the sale of shares of the Investment Funds. The Distributor is a subsidiary of Retirement System Group Inc. and was established as part of the reorganization described under "Management of the Fund -- Investment Advisory Services." The Distribution Agreement, which had an initial term of two years, may be continued from year to year after its initial term by the Board of Directors or by the shareholders of the Fund. The Agreement is subject to termination on no more than 60 days notice by the Board of Directors or the shareholders. In addition, the Distribution Agreement terminates automatically in case of its assignment.


                         Each Investment Fund has adopted a Plan of Distribution
                  under which payments are made to the Distributor to compensate the Distributor and to help defray the cost of offering shares. Under the Plan, the Distributor may make payments to broker-dealers that sell shares to their customers and provide certain related services (for example, acceptance and delivery of purchase orders and redemption orders and responding to shareholder inquiries) and to banks and other financial institutions that enter into agreements with the Fund to provide shareholder services (including processing purchase orders, redemption orders and dividend payments, forwarding shareholder reports, responding to inquiries and providing subaccounting services) to their customers. The maximum amount payable under the Plan is equal to .25% of the average daily net assets of a Fund but the Distributor currently voluntarily limits such expenditures to .20% of average daily net assets. The Plan does not provide for any charges to a Fund for excess amounts expended by the Distributor and, if the Plan is terminated, the obligation of the Fund to make payments to the Distributor will cease and the Fund will not be required to make any payments thereafter. If the Distributor's costs in connection with its distribution services to a Fund are less than .20% of net assets, the Distributor may nevertheless retain the difference. If the Distributor's costs exceed .20% of net assets, the Distributor will assume the difference and will not be reimbursed therefore. For the fiscal year ended September 30, 1996, the Distributor received from the Fund (net of fee waivers) a fee equal to .20% of average daily net assets.

ADMINISTRATOR
                  The Service Company has entered into a Service Agreement with the Fund to provide each Investment Fund with the general administrative and related services necessary to carry on the affairs of the Investment Funds, including transfer agent and registrar services. The Service Company is a subsidiary of Retirement System Group Inc. and was established as part of the reorganization described under "Management of the Fund -- Investment Advisory Services."

                         On October 27, 1994, the Board of Directors of the Fund
                  approved continuance of an amended Service Agreement with the Service Company, effective January 28, 1995. Under the amended Service Agreement, the Service Company is paid a fee for its services as of the last day of each month such Service Agreement is in effect, at the following annual rates, based on the average daily net assets of each of the Fund's Investment Funds for such month:

                                                      FEE (% OF AVERAGE
NET ASSETS OF INVESTMENT FUND                         DAILY NET ASSETS)
---------------------------------------------------  --------------------
First $25 million..................................             .60%
Next $25 million...................................             .50%
Next $25 million...................................             .40%
Next $25 million...................................             .30%
Over $100 Million..................................             .20%


                         The  Service Company has agreed to waive payment of its
                  fee and to reimburse the Fund during the fiscal year ended September 30, 1997 and intends thereafter to waive payment of its fee and to reimburse the Fund to the extent necessary to maintain a competitive expense ratio or to assure that the Funds' expense ratios comply with regulations in various states where Fund shares are qualified for sale.



                         For  the  fiscal  year ended  September  30,  1996, the
                  Service Company, the Distributor and Investment Advisor reimbursed expenses of the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund amounting to $75,067, $64,413, $56,361 and $47,155, respectively.



                         The amended  Service Agreement  may be  continued  from
                  year-to-year after its initial term of two years by the Board of Directors or by shareholders. The Agreement is subject to termination on no more than 60 days' notice by the Board or by shareholders and terminates automatically in case of its assignment. The Fund will pay, or reimburse the Service Company for the payment of the Fund's expenses, including, without limitation, the following: (i) fees and expenses relating to investment advisory, distribution and custody services; (ii) fees of outside professionals, including legal counsel and independent auditors; (iii) interest charges; (iv) Federal, state and local taxes, if any; (v) costs of stock certificates and other expenses of issuing and redeeming shares; (vi) costs of shareholder meetings; (vii) fees and expenses of registering or qualifying shares for sale under Federal and state securities laws; (viii) costs (including postage) of printing and mailing prospectuses, proxy statements and other reports and notices to shareholders and to governmental agencies (other than in connection with promoting the sale of shares to prospective new investors);
                  (ix) premiums on all insurance and fidelity, surety and guarantee bonds; (x) fees and expenses of the Fund's disinterested directors; (xi) fees and expenses paid to any securities pricing service; (xii) commissions and other costs in connection with securities transactions; and (xiii) extraordinary expenses, including any litigation costs.

GENERAL INFORMATION
                  DESCRIPTION OF SHARES

                  The Fund, an open-end diversified management investment company, was organized under the laws of the State of Maryland on November 14, 1990. The Fund is authorized to issue two billion shares of capital stock, par value $.001 per share, all of which shares are designated common stock. When issued, the shares will be fully paid and non-assessable. Each share has one vote and will be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation and dissolution of the Fund, each share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The Board of Directors of the Fund is authorized to establish multiple series of shares of capital stock, each evidencing interest in a separate Fund of securities. At present Retirement System Fund Inc. has seven such Funds.


                         The name and address of the beneficial holder of 25% or
                  more of the total Fund's outstanding shares, and the percentage of such shares owned by such shareholder as of December 31, 1996 are as follows: ALBANK, FSB, 10 North Pearl Street, Albany, New York 12207, 27.05%. ALBANK, FSB has voting power with respect to such shares. Consequently, under the Investment Company Act of 1940, the shareholder may be deemed to be a controlling person of the Fund. The shares held by such shareholder are, to the best of the Fund's knowledge, held for investment purposes only, and not to exercise any influence over Fund policies.


                  ANNUAL MEETINGS

                  Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders after the initial meeting, which was held during the Fund's first full year on May 5, 1992. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held and, if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

                  REPORTS

                  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held by the respective Investment Funds, and financial statements.

                  SHAREHOLDER INQUIRIES

                  Shareholders with inquiries concerning their shares should call (800) 772-3615 or write to the Fund.

                  CUSTODIAN

                  Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of the Fund.

                  COUNSEL AND AUDITORS

                  Morgan, Lewis & Bockius, LLP, 2000 One Logan Square, Philadelphia, Pennsylvania 19103-6993, acts as counsel for the Fund and has rendered its opinion as to certain legal matters regarding the validity of shares offered pursuant to this prospectus. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, has been selected as auditors of the Fund.

APPENDIX
                  Description of Moody's Investors Service, Inc.'s long-term ratings of A or better:

                             Aaa -- Bonds which are  rated Aaa are judged to  be
                      of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                             Aa -- Bonds which are rated Aa are judged to be  of
                      high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                             A -- Bonds which are rated A possess many favorable
                      investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                  Description of Standard & Poor's Rating Group's corporate debt ratings of A or better:

                             AAA --  Debt  rated  AAA  has  the  highest  rating
                      assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                             AA -- Debt rated AA  has a very strong capacity  to
                      pay interest and repay principal and differs from the highest rated issues only in small degree.

                             A --  Debt rated  A has  a strong  capacity to  pay
                      interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  Description of Fitch Investors Service, Inc.'s corporate debt ratings of A or better:

                             AAA  --  AAA  rated  bonds  are  considered  to  be
                      investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                             AA   --  AA  rated  bonds   are  considered  to  be
                      investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, Short-term debt of these issuers is generally rated A-1+.

                             A -- A rated bonds are considered to be  investment
                      grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  Description of Moody's Investors Service, Inc.'s commercial paper rating of Prime-1:

                             Prime-1  --  Issuers rated  Prime-1  (or supporting
                      institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                              -- Leading  market  positions  in well-established
                                 industries.

                              -- High rates of return on funds employed.

                              -- Conservative  capitalization   structure   with
                                 moderate reliance on debt and ample asset protection.

                              -- Broad margins  in  earnings coverage  of  fixed
                                 financial   charges  and   high  internal  cash
                                 generation.

                              -- Well-established access to a range of financial
                                 markets  and  assured   sources  of   alternate
                                 liquidity.

                  Description of Standard & Poor's Ratings Group's commercial paper ratings of A-1 or better:

                             A-1 --  This highest  category indicates  that  the
                      degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

PROSPECTUS

Core Equity Fund
Emerging Growth Equity Fund
Value Equity Fund*
International Equity Fund*
Actively Managed Fixed-Income Fund*
Intermediate-Term Fixed-Income Fund
Money Market Fund

January 28, 1997

1997

BROKER/DEALER

[logo]

RETIREMENT SYSTEM
Distributors Inc.

P.O. Box 2064
Grand Central Station
New York, NY 10163-2064
1-800-772-3615

*not yet available for sale to investors

STATEMENT OF ADDITIONAL INFORMATION



                          RETIREMENT SYSTEM FUND INC.

                          ---------------------------


     This Statement of Additional Information sets forth certain information with respect to shares offered by Retirement System Fund Inc. ("Fund"), an open-end diversified management investment company.


-----------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JANUARY 28, 1997. A COPY OF THE PROSPECTUS MAY BE OBTAINED, WITHOUT CHARGE, BY WRITING TO RETIREMENT SYSTEM FUND INC., P.O. BOX 2064, GRAND CENTRAL STATION, NEW YORK, NEW YORK 10163-2064,
ATTENTION: STEPHEN P. POLLAK, ESQ.


Dated:  January 28, 1997



                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2
Additional Information About Investment Policies and Restrictions. . . .      2
Federal Tax Treatment of Dividends and Distributions . . . . . . . . . .     14
Miscellaneous Considerations . . . . . . . . . . . . . . . . . . . . . .     18
Valuation of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .     21
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . .     22
Administration of the Fund . . . . . . . . . . . . . . . . . . . . . . .     26
Advisory and Other Services. . . . . . . . . . . . . . . . . . . . . . .     31
Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . .     33
Brokerage Allocation and Portfolio Turnover. . . . . . . . . . . . . . .     34
Description of Shares. . . . . . . . . . . . . . . . . . . . . . . . . .     35
Counsel and Auditors . . . . . . . . . . . . . . . . . . . . . . . . . .     37
Control Persons. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     37
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     41

                                    THE FUND

          Retirement System Fund Inc. ("Fund") is an open-end diversified management investment company which was organized under the laws of the State of Maryland on November 14, 1990. The Fund consists of seven diversified investment funds each with a different set of investment objectives and policies ("Investment Funds" or "Funds"). Currently investors may purchase shares of the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund. In the future, the Fund expects to offer shares of the Value Equity Fund, International Equity Fund and Actively Managed Fixed-Income Fund and has the authority to create additional funds as well. There can be no assurance that the investment objective of any Investment Fund can be attained.

          Retirement System Investors Inc. (the "Investment Advisor") acts as the Fund's investment advisor. The Investment Advisor is a subsidiary of Retirement System Group Inc. ("Group"), a company formed as part of a reorganization, effective August 1, 1990, that externalized the management functions of RSI Retirement Trust (the "Trust"), an open-end diversified management investment company.


        ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RESTRICTIONS

          The Fund's investment objectives and general investment policies are described in the Prospectus. This Statement of Additional Information provides additional information about the investment policies and strategies which may be used by the Fund. Additional investment restrictions are set forth below.


REPURCHASE AGREEMENTS

          Each Fund may enter into repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (I.E., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The underlying securities may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (i) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible subnormal levels of income and lack of access to income during this period, and (iii) expenses of enforcing its rights.


REVERSE REPURCHASE AGREEMENTS

          The Fund may enter into reverse repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the Board of Directors up to an aggregate value of not more than 5% of the Fund's total assets. Such agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings, and may be entered into only for temporary or emergency purposes. While a reverse repurchase transaction is outstanding, the Fund will maintain with its custodian in a segregated account cash, United States government securities or other liquid, high-grade debt obligations, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

          From time to time, in the ordinary course of business, the Fund may make purchases of securities, at the current market value of the securities, on a forward commitment basis. "When-issued" securities are securities which have not been issued at the time they are purchased and thus delivery of and payment for these securities may be delayed for several weeks or more, as compared to the timing of a normal settlement. Delayed delivery securities are outstanding securities the settlement for which is negotiated, the price is fixed at the time of the commitment, but delivery and payment will take place after the date of the commitment. While the Fund will purchase securities on a forward commitment basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase or sell securities on a forward commitment basis, it will record the transaction and thereafter reflect the value of such securities purchased or the proceeds to be received in determining its net asset value. Because subsequent changes in the market price will affect the value of the security to be delivered, the purchase of "when-issued" or delayed delivery securities creates the potential for profit or loss to the Fund without any investment by the Fund. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

LENDING FUND SECURITIES

          The Fund may also lend portfolio securities to broker-dealers or financial institutions deemed creditworthy under guidelines approved by the Fund's Board of Directors. The Fund will lend portfolio securities only against collateral consisting of cash or United States government securities with an aggregate value at all times equal to or greater than the value of the securities loaned. The borrower would pay to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund would retain all or a portion of the interest received on investment of the cash collateral or receive a fee from the borrower. Either the Fund or the borrower could terminate the Loan at any time.


OPTIONS AND FUTURES

          As noted in the Prospectus, investment managers of the Funds may engage in certain options and futures strategies primarily in order to attempt to hedge the Fund's assets. An investment manager may use options on equity and debt securities in which the Fund is authorized to invest, stock index options, stock and stock index futures contracts and interest rate futures contracts ("futures contracts" or "futures") and options on futures contracts. The foregoing instruments are sometimes referred to collectively as "Hedging Instruments." Certain special characteristics of and risks associated with using Hedging Instruments are discussed below. In addition to the investment guidelines (described below) adopted by the Board of Directors to govern investment in Hedging Instruments, use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which options and futures are traded, the Commodity Futures Trading Commission ("CFTC") and the various state regulatory authorities.

          The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities or other options or futures positions whose values are expected to offset ("cover") its obligations under the hedging strategies. The Fund will not enter into a hedging or option income strategy that exposes it to an obligation to another party unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds, and will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed. Securities or other options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation upon exercise during the option term, to buy the underlying security at the exercise price.

          A stock index assigns relative values to the stocks included in the index and fluctuates with changes in the market values of those stocks. A stock index option operates in the same way as a more traditional stock option, except that exercise of a stock index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index.

          The Fund may purchase call options on debt securities that an investment manager intends to include in its portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium. The Fund may purchase put options in order to hedge against a decline in the market value of securities it holds. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

          The Fund may write covered call and put options on securities in which it is authorized to invest for hedging or to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Fund will write covered call options on securities generally when an investment manager believes that the premium received by the Fund, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transactions costs. Thus, in the event that the market price of the underlying security held by the Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund would be obligated to sell the security at less than its market value.

          A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. Generally, the Fund would write covered put options on securities when an investment manager believes that the market price of the securities will not decline below the exercise price less the premiums received. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.


OPTIONS GUIDELINES

          In view of the risks involved in using the options strategies described above, the Board of Directors has adopted the following investment guidelines to govern the Fund's use of such strategies (which guidelines may be modified by the Board without shareholder vote):

          (1) options on equity securities and stock indexes will be purchased or written only on those securities and stock indexes with respect to which options are traded on recognized United States options exchanges; on debt securities will be purchased or written only when an investment manager believes that there exists a liquid secondary market in such options,

          (2) the Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated under the option, and

          (3) the Fund will not purchase put options on securities not held in its portfolio.


SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

          The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or call option it has written, it may purchase a put or call option of the same series (I.E., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may write an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security and the market value of the option.

          In considering the use of options to enhance income or to hedge the Fund, particular note should be taken of the following:

          (1) The value of an option position will reflect, among other things, the current market price of the underlying security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security and general market conditions. For this reason, the successful use of options as a hedging or income-enhancing strategy depends upon an investment manager's ability to forecast the direction of price fluctuations in the underlying securities.

          (2) Options normally have expiration dates of up to nine months. The exercise price of an option may be below, equal to or above the current market value of the underlying security. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

          (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to stocks. Exchange markets for options on debt securities exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

          (4) The Fund's activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.


FUTURES STRATEGIES

          The Fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. The Fund may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

          A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

          An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of debt security called for in the contract at a specified future time and at a specified price. The Fund may purchase an interest rate futures contract when it intends to purchase debt securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the debt security which the Fund intends to purchase in the future. A rise in the price of the debt security prior to its purchase may either be offset by an increase in the value of the futures contract purchased by the Fund, or avoided by taking delivery of the debt securities under the futures contract. Conversely, a fall in the market price of the underlying debt security may result in a corresponding decrease in the value of the futures position. The Fund may sell an interest rate futures contract in order to continue to receive the income from a debt security, while endeavoring to avoid part or all of the decline in the market value of that security which would accompany an increase in interest rates.

          Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

          The Fund may purchase a call option on an interest rate futures contract to hedge against a market advance in debt securities that the Fund plans to acquire at a future date. The purchase of a call option on an interest rate futures contract is analogous to the purchase of a call option on an individual debt security which can be used as a temporary substitute for a position in the security itself. The Fund also may write covered call options on interest rate futures contracts as a partial hedge against a decline in the price of debt securities held by the Fund or purchase put options on interest rate futures contracts in order to hedge against a decline in the value of debt securities held by the Fund.


FUTURES GUIDELINES

          In view of the risks involved in using the futures strategies described above, the Board of Directors has adopted the following investment guidelines to govern the Fund's use of such strategies (which guidelines may be modified by the board without shareholder vote):

          (1) the Fund will use interest rate futures contracts and options thereon solely in bona fide hedging transactions or under other circumstances permitted by the CFTC;

          (2) the Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets;

          (3) in instances involving the purchase by the Fund of futures contracts or the writing of related options, an amount of cash, United States Government securities or other liquid, high-grade debt instruments equal to the market value of the futures positions held (or the Fund's exposure in the case of futures-related options) less any initial margin deposits thereon held by the custodian will be deposited in a segregated account with the Fund's custodian to collateralize the position and thereby insure that the use of such futures contracts or related options is unleveraged;

          (4) the value of all futures contracts sold will not exceed the total market value of the Fund's total assets;

          (5) futures contracts and related options will not be purchased if immediately thereafter more than 25% of the Fund's total assets would be so invested; and

          (6) the Fund will not write put options on futures contracts except to effect closing transactions.


SPECIAL CHARACTERISTICS AND RISKS OF FUTURES TRADING


          No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Fund is required to deposit with the Fund's custodian in a segregated account in the name of the futures broker through whom the transaction is effected an amount of cash, United States government securities or other liquid, high-grade debt instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call option on a futures contract, options premium also must be deposited in accordance with applicable exchange rules. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to the market." For example, when the Fund purchases a contract and the value of the contract rises, the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value. Unlike margin in securities transactions, margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, margin on futures contracts is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.


          Holders and writers of futures positions and options on futures positions can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or related options position with the same terms as the position or option held or written. Positions in future contracts may be closed only on an exchange or board of trade, providing a secondary market for such futures contracts.


          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or related options prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses. In such event, it may not be possible for the Fund to close a position and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

          In considering the use of futures contracts and related options by the Fund, particular note should be taken of the following:

          (1) Successful use by the Fund of futures contracts and related options will depend upon an investment manager's ability to predict movements in the direction of the interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in prices of the securities being hedged. For example, if the price of the securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures position. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the future which may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

          (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures markets. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. As a result, correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

          (3) Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time.
In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

          (4) Like options on securities, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. However, the Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in an investment manager's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

          (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the value of the securities being hedged.

          (6) As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Fund also may save on commissions by using such contracts as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

ADDITIONAL INVESTMENT RESTRICTIONS

          The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as Federal and state regulatory limitations. The investment restrictions recited below are matters of fundamental policy which cannot be changed for any Investment Fund without the approval of the holders of a majority of the outstanding shares of the affected Investment Fund or Funds. Each Investment Fund may not:

          (1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for this purpose the United States Government, its agencies and instrumentalities are not considered an industry);

          (2) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for this purpose the United States Government, its agencies and instrumentalities are not considered a single issuer);

          (3) Borrow money, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings of the Fund (including reverse repurchase agreements) equaling 5% or more of its assets are outstanding, the Fund will not purchase securities;

          (4) Invest more than 10% of its total assets in illiquid securities, including repurchase agreements with maturities greater than seven days;

          (5) Pledge, mortgage or hypothecate the assets of any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund;

          (6)  Issue senior securities;

          (7) Act as an underwriter of securities within the meaning of the Federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities;

          (8) Purchase or sell real estate, but this shall not prevent investments in instruments secured by real estate or interest therein or in marketable securities of issuers which invest in real estate or engage in real estate operations;

          (9) Make loans to other persons, except the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed or of a type customarily purchased by institutional investors, may loan portfolio securities and may enter into repurchase and reverse repurchase agreements;

          (10) Purchase securities on margin or make short sales of securities;

          (11) Purchase or sell commodities or commodity contracts except futures contracts on financial instruments, foreign currencies and stock indexes; or

          (12) Enter into foreign currency transactions if, as a result, more than 25% of the value of the Fund's total assets would be committed to such contracts.


          The following are investment restrictions which may be changed with respect to an Investment Fund or Funds by a vote of a majority of the Board of Directors of the Fund. Each Investment Fund may not:


          (1) Invest in companies for the purpose of exercising control or management; or

          (2) Invest in securities of other investment companies except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's shareholders.

          If a percentage restriction referred to in one of the above investment restrictions is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


              FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

          The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of any Investment Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.


DISTRIBUTION REQUIREMENT

          Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a qualifying regulated investment company, each Fund will be exempt from income tax on that part of its net investment income and capital gains that it distributes to shareholders.

          To qualify for this favorable treatment, each Fund must meet certain requirements described below and must distribute to its shareholders an amount equal to at least 90% of the sum of its investment company taxable income and its net excludable interest income (the "Distribution Requirement"). If, in any taxable year, a Fund is unable to meet the Distribution Requirement because it had previously made distributions to avoid liability for the federal excise tax (discussed below), the Internal Revenue Service may waive the Distribution Requirement for that year if the Fund satisfactorily establishes its inability to meet the requirement.


INCOME REQUIREMENTS

          To qualify as a regulated investment company each Fund must derive at least 90% of its gross income from its business of investing in stocks, securities or currencies (The "Income Requirement"). This income may consist of dividends, interest, payments with regard to securities loans, gain from sales or other dispositions of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts), derived with regard to its business of investing in such stocks, securities or currencies.

          In addition, each Fund must derive less than 30% of its gross income from the sale or disposition of any of the following investments if held for less than three months (the "Short-Short Gain Test"): stocks or securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), and foreign currencies (or options, futures or forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities (or options or futures on stocks or securities).

          The Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded.

SPECIAL RULES

          If a Fund derives income from a partnership or trust, that income will satisfy the Income Requirement only to the extent that it is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if the Fund had realized them directly in the same manner as the partnership or trust.

          Future Treasury regulations may provide that foreign currency gains that are not "directly related" to a Fund's principal business of investing in stocks or securities (or in options and futures with respect to stocks or securities) will not satisfy the Income Requirement. It is not clear how the regulations will apply to certain currency-related transactions or whether the regulations, when issued, will have only prospective effect. Consequently, each Fund will attempt to operate so that the gross income from certain currency-related transactions will be less than 10% of the Fund's gross income in any taxable year to which these Treasury regulations could apply. Each Fund will continue to operate in this way until the applicable Treasury regulations are issued or the Fund receives a private letter ruling from the Internal Revenue Service that income from such currency transactions will satisfy the Income Requirement.

          Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities or currencies that it has held for less than three months. In addition, there are presently no Treasury regulations that indicate when the writing and purchasing of options on foreign currency or investment in forward foreign currency exchange contracts and currencies directly relates to a regulated investment company's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities). Until such Treasury regulations are issued, the Fund may have to limit (i) the sale or offsetting of forward foreign currency exchange contracts that it has held for less than three months; (ii) the exercise or closing of appreciated options on foreign currency that it has held for less than three months; and (iii) certain other transactions involving foreign currencies.


SECTION 1256 CONTRACTS

          Certain options that a Fund may write or purchase and certain forward foreign currency exchange contracts that a Fund enters into may be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether the Fund's obligations (or rights) thereunder have yet terminated (by delivery, exercise, entering into a closing transaction or otherwise). Any gain or loss recognized as a consequence of this year-end deemed disposition is combined with any other gain or loss that the Fund previously recognized upon the termination of other Section 1256 contracts during that taxable year.

          In the case of certain Section 1256 contracts that are forward foreign currency exchange contracts, the net amount of Section 1256 gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such forward contracts and options) is treated as ordinary income or loss. In the case of other Section 1256 contracts, however, net Section 1256 gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Each Fund may elect not to have the year-end deemed sale rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not section 1256 contracts.


ASSET DIVERSIFICATION TEST

          At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, United States government securities, securities of other regulated investment companies, and other securities. For this purpose, such other securities are limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the outstanding voting securities of the issuer. In addition, no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than United States government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses.


FUND DISTRIBUTIONS

          Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income, regardless of whether the distributions are paid in cash or in additional Shares. Each Fund will advise shareholders annually as to the United States federal income tax consequences of distributions made during the year.


          Corporate shareholders will be entitled to the dividends received deduction on Fund distributions to the extent that a Fund receives qualifying dividends each year. Generally, a dividend is a qualifying dividend if it has been received from a domestic corporation. For purposes of the alternative minimum tax and the environmental tax, however, corporate shareholders must generally take the full amount of any dividend received from a Fund into account in determining "alternative minimum taxable income."

          Each Fund intends to distribute to shareholders as a capital gains distribution the excess of its net long-term capital gain over its net short-term capital loss ("net capital gain") for each taxable year. However, under Subchapter M of the Code, a Fund is not required to distribute net capital gain. If a Fund makes a capital gains distribution, it is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held Fund Shares and regardless of whether the distribution is paid in cash or in Shares. The aggregate amount of a Fund's capital gains distributions may not exceed the Fund's net capital gain for any taxable year. A Fund's net capital gain is determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of the taxable year. Instead, any such loss is treated as if it arose on the first day of the following taxable year.

          Conversely, if a Fund elects to retain its net capital gain for any taxable year, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate capital gains tax rate. In such event, it is expected that the Fund also will elect to have shareholders treated as having received a distribution of such gain. Shareholders must then report their respective shares of such gain on their returns as long-term capital gains and will receive a refundable tax credit for their allocable share of the capital gains tax paid by the Fund on the gain. In addition, shareholders will increase the tax basis for their Shares by an amount equal to the deemed distribution less the tax credit.

          Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gains distribution. Investors who purchase just prior to an ordinary income dividend or capital gains distribution will be taxable on the entire amount of the distribution received, even though the net asset value per share on the date of purchase reflected the amount of such distribution.

                          MISCELLANEOUS CONSIDERATIONS


FEDERAL EXCISE TAX

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The excise tax is imposed on the undistributed part of this required distribution. In addition, the balance of such income must be distributed during the next calendar year to avoid liability for the excise tax in that year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company must reduce capital gain net income by the amount of any net ordinary loss for the calendar year, but not below the net capital gain for the one-year period ending on October 31. In addition, a regulated investment company must exclude certain foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. Instead, such gains and losses are included in determining ordinary taxable income for the succeeding calendar year.

          Each Fund intends to make sufficient distributions of its ordinary income and capital gain net income before the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid excise tax liability. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the Short-Short Gain test.


SALE OF SHARES

          Generally, gain or loss on the sale of Shares will be capital gain or loss, which will be long-term if the Shares have been held for more than one year. However, investors should be aware that any loss realized upon the sale, exchange, or redemption of Shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions have been paid with respect to such Shares (or any undistributed net capital gain of the Fund with respect to such Shares has been included in determining the investor's long-term capital gain). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a 61-day period, beginning 30 days before and ending 30 days after the disposition of the Shares. Investors should particularly note that this loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Distributions will then be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will generally be eligible for the dividends received deduction in the case of corporate shareholders.

BACK-UP WITHHOLDING

          In certain cases, a Fund will be required to withhold and remit to the United States Treasury 31% of distributions paid to any shareholder if (i) the shareholder has not provided a correct tax identification number, (ii) the shareholder is subject to back-up withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(iii) the shareholder has failed to certify to the Fund that the shareholder is not subject to back-up withholding.


FOREIGN INCOME TAXES

          As described in the Prospectus, if the International Equity Fund receives investment income from foreign sources, applicable foreign income taxes may be withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the International Equity Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of the International Equity Fund's total assets at the close of its taxable year consists of the stocks or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign income taxes the Fund has paid (the "Foreign Tax Election"). If the International Equity Fund makes the Foreign Tax Election, shareholders would be required to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund. In addition, shareholders would either have to deduct their pro rata share of foreign taxes in computing their taxable income, or would have to use it (subject to various Code limitations) as a foreign tax credit against United States Federal income tax (but not both). If the Fund makes the Foreign Tax Election, its shareholders would be required to treat their pro rata shares of such foreign taxes and allocable portions of Fund distributions as foreign source income for purposes of the foreign tax credit limitation rules of the Code.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of United States Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          State and local rules of taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules of United States Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules regarding any investment in a Fund. Shareholders should also consult their advisers regarding the application of the federal rules described above to their specific circumstances.


                               VALUATION OF SHARES

          A Fund determines its net asset value per share as of the close of trading (currently 4:00 p.m., eastern time) on the New York Stock Exchange ("NYSE") on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

          Securities which are listed on United States and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the investment manager as the primary market. Securities traded in the OTC market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last available sale price on NASDAQ at 4:00 p.m.; other OTC securities are valued at the last bid price available prior to valuation.

          When market quotations for options and futures positions held by a Fund are readily available, those positions are valued based upon the sale price at the close of trading on the applicable exchange. Securities, options and futures positions, and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with remaining maturities of 60 days or less. Other securities and assets will be valued at fair value by or under the direction of the Board of Directors of the Fund.

                             PERFORMANCE INFORMATION


YIELD

          Current and effective yield are computed using standardized methods required by the SEC. The annualized yield for the Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period;
(b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (I.E., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


          Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Funds will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.


          For the seven day period ended September 30, 1996, the yield and compound yield for the Money Market Fund were 4.77% and 4.88%, respectively.


          The yield of Funds other than the Money Market Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and analyzing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                               _                   _
                              |    /       \  6     |
          Yield     =    2    |   | a-b + 1 |    -1 |
                              |   | ---     |       |
                              |   | cd      |       |
                              |_   \       /       _|


          Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
                    c =  the average daily number of shares outstanding during the period that were entitled to receive dividends
                    d =  net asset value per share on the last day of the period

          Except as noted below, for the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by a Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

          Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.


          The yields on certain obligations, including the money market instruments in which the Funds invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such event, the investment manager will consider whether a Fund should continue to hold the obligation.

          For the 30 day period ended September 30, 1996, the yield for the Core Equity Fund was 1.26%, the Emerging Growth Fund was -0.81% and the Intermediate-Term Fixed-Income Fund was 5.06%.


TOTAL RETURN

          Average annual total return quotes ("Standardized Return") used in a Fund's performance are calculated according to the following formula:

                n
       P(1 + T)     =    ERV

       where:  P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years (exponent)
               ERV  =    ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of that period.

          Under the foregoing formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover one, five and ten year periods or a shorter period dating from the effectiveness of a Fund's registration statement. During its first year of operations, a Fund may, in lieu of annualizing its total return, use an aggregate total return calculated in the same manner. Average annual total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value the applicable sales load, if any, is deducted and all dividends and distributions are assumed to have been reinvested at net asset value.


          Calculated according to the SEC rules for the fiscal year ended September 30, 1996, the ending redeemable value of a hypothetical $1,000 investment in each of the Fund's investment funds in operation during such period, and the resulting total return for each such investment fund were as follows:

                                          Ending Redeemable
Investment Fund                               Value of
Return*                                  $1,000 Investment*         Total
---------------                          ------------------         ------

Core Equity Fund                              $1,222.06             22.21%
Emerging Growth Equity Fund                   $1,420.74             42.07%
Intermediate-Term Fixed-Income Fund           $1,038.18              3.82%
Money Market Fund                             $1,051.93              5.19%


 * Assumes the reinvestment of all dividends and distributions.


          Calculated according to the SEC rules for the 5-year period ended September 30, 1996, the ending redeemable value of a hypothetical $1,000 investment in each of the Fund's investment funds in operation during such period, and the resulting average annual total return for each such investment fund were as follows:


                                                                    Average
Investment Fund                          Ending Redeemable Value    Annual
Return*                                  of $1,000 Investment*      Total
---------------                          -----------------------    -----

Core Equity Fund                              $2,292.55             18.05%
Emerging Growth Equity Fund                   $3,476.68             28.30%
Intermediate-Term Fixed-Income Fund           $1,363.70              6.40%
Money Market Fund                             $1,217.28              4.01%


 * Assumes the reinvestment of all dividends and distributions.


          Calculated according to the SEC rules for the period from the respective dates of commencement of operations, as indicated below, to September 30, 1996, the ending redeemable value of a hypothetical $1,000 investment in each of the Fund's investment funds in operation during such period, and the resulting average annual total return for each such investment fund were as follows:


                                          Ending Redeemable        Average
Investment Fund                               Value of              Annual
Return*                                  $1,000 Investment*         Total
---------------                          ------------------     -------------

Core Equity Fund (5/10/91)                    $2,395.71             17.80%
Emerging Growth Equity Fund (5/10/91)         $3,664.42             27.57%
Intermediate-Term
  Fixed-Income Fund (5/10/91)                 $1,453.47              7.26%
Money Market Fund (2/7/91)                    $1,257.47              4.19%


 * Assumes the reinvestment of all dividends and distributions.


OTHER INFORMATION

          The performance of a Fund, as well as the composite performance of all fixed-income funds and all equity funds, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, a Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.


                           ADMINISTRATION OF THE FUND

          The overall business affairs of the Fund are managed by its Board of Directors. The Fund has seven members of the Board of Directors. The Fund's officers are responsible for the operation of the Fund under the supervision of the Board of Directors. The officers of the Fund are the President, one or more Vice Presidents, a Secretary and a Treasurer. There may also be a Chairman.


          The Fund's Board of Directors meets four times a year and currently has two standing committees: an Audit Committee and a Nominating Committee. These committees meet from time to time between meetings of the Board of Directors to consider matters concerning the Fund. The Fund pays to each member of the Board of Directors who is not an officer of the Fund a fee of $800 for each board meeting and each committee meeting which they attend, with the chairman of the committee, who is not an officer of the Fund, receiving an additional $100 for each committee meeting. A fee of $400 is paid to each non-officer Director who participates in a telephonic meeting. In addition, the Fund pays an annual fee of $7,000 to each Director who is not an officer of the Fund, a Director of Retirement System Group Inc., or a Trustee of RSI Retirement Trust.

          The Directors and officers are reimbursed for reasonable expenses incurred in attending meetings or otherwise in connection with their attention to the affairs of the Fund. For the fiscal year ended September 30, 1996, the foregoing persons accrued total fees and expenses of $36,399.


          The directors and executive officers of the Fund, their respective ages, their principal occupations for the last five years and their affiliations, if any, with the Fund are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined in the Investment Company Act.


                                                                                               PRINCIPAL OCCUPATION
                                     POSITIONS                                                FOR LAST FIVE YEARS AND
       NAME             AGE          WITH FUND                                                 AFFILIATION WITH FUND
       ----             ---          ---------                                                 ---------------------

William Dannecker*       57   President and Director                            President and Chief Executive Officer of Retirement
                                                                                System Group Inc. since January 1990 and Director
                                                                                since March 1989; President of Retirement System
                                                                                Consultants Inc. since January 1990 and Director
                                                                                since March 1989; Director of Retirement System
                                                                                Investors Inc. since March 1989; President of
                                                                                Retirement System Distributors Inc. since December
                                                                                1990 and Director since July 1989; Director of RSG
                                                                                Insurance Agency Inc. since March 1996; President of
                                                                                RSI Retirement Trust since May 1986.

Edward J. Brown*         64   Director                                          Consultant since December 1993; President and Chief
                                                                                Operating Officer of Apple Bank for Savings and
                                                                                Apple Bancorp, Inc., New York, New York, from
                                                                                January 1987 to November 30, 1993; Chief Executive
                                                                                Officer from October 1990 to February 1991. Also,
                                                                                Director of Retirement System Group Inc.

Candace Cox              45   Director                                          President and Chief Investment Officer, NYNEX Asset
                                                                                Management Company, New York, New York; since
                                                                                November 1995, Vice President, Public Markets
                                                                                Strategy, NYNEX Asset Management Co., from
                                                                                September, 1992 to October 1995; Principal
                                                                                Investment Officer, New York City Controller's
                                                                                Office, New York, New York  from  July 1989 to
                                                                                August 1992.  Also Trustee of RSI Retirement Trust.

                                       27


                                                                                               PRINCIPAL OCCUPATION
                                     POSITIONS                                                FOR LAST FIVE YEARS AND
       NAME             AGE          WITH FUND                                                 AFFILIATION WITH FUND
       ----             ---          ---------                                                 ---------------------
Eugene.C. Ecker          72   Director                                          Consultant since January 1988, Pension and Group
                                                                                Insurance.  Also Trustee of RSI Retirement Trust.

Joseph P. Gemmell*       61   Director                                          Chairman of the Board of Bankers Savings, Perth
                                                                                Amboy, New Jersey since 1989; President and Chief
                                                                                Executive Officer of Bankers Savings since 1983.
                                                                                Also, Director or Trustee of Retirement System Group
                                                                                Inc., New Jersey League of Community and Savings
                                                                                Banks, Middlesex County College Foundation,
                                                                                Middlesex County Blue Badge Association #1, Garden
                                                                                State Hospitalization Plan, Federal Reserve Bank of
                                                                                New York Thrift Advisory Board, New Jersey Chairman
                                                                                of Conference of State Bank Supervisors, and Vice
                                                                                Chairman, Woodbridge Economic Development Corp.

Covington Hardee         77   Director                                          Chairman of the Board Emeritus from 1984 to April
                                                                                1990, The Lincoln Savings Bank, FSB, New York, NY.
                                                                                Also Trustee of RSI Retirement Trust.

Raymond L. Willis        61   Director                                          Private investments since March 1989.  Also Trustee
                                                                                of RSI Retirement Trust.

                                       28


                                                                                               PRINCIPAL OCCUPATION
                                     POSITIONS                                                FOR LAST FIVE YEARS AND
       NAME             AGE          WITH FUND                                                 AFFILIATION WITH FUND
       ----             ---          ---------                                                 ---------------------
James P. Coughlin*       60   Executive Vice President                          Executive Vice President of Retirement System Group
                                                                                Inc. since January 1993, Senior Vice President-
                                                                                Investments from January 1990 to December 1992,
                                                                                Chief Investment Officer since January 1991, and
                                                                                Director since May 1990; President of Retirement
                                                                                System Investors Inc. since February 1990;
                                                                                Registered Principal of Retirement System
                                                                                Distributors Inc. since February 1990 and President
                                                                                from February 1990 to December 1990.


Stephen P. Pollak*       51   Executive Vice President Counsel and Secretary    Executive Vice President, Counsel and Secretary of
                                                                                Retirement System Group Inc. since January 1993;
                                                                                Senior Vice President, Counsel and Secretary from
                                                                                January 1990 through December 1992 and Director
                                                                                since March 1989; President and Director of RSG
                                                                                Insurance Agency Inc. since March 1996; Vice
                                                                                President, and Secretary of Retirement System
                                                                                Consultants Inc. since January 1990 and Director
                                                                                since March 1989; Vice President and Secretary of
                                                                                Retirement System Distributors Inc. since February
                                                                                1990 and Director since July 1989; Vice President
                                                                                and Secretary of Retirement System Investors Inc.
                                                                                since February 1990 and Director since March 1989.


                                       29


                                                                                               PRINCIPAL OCCUPATION
                                     POSITIONS                                                FOR LAST FIVE YEARS AND
       NAME             AGE          WITH FUND                                                 AFFILIATION WITH FUND
       ----             ---          ---------                                                 ---------------------
John F. Meuser*          61   Vice President and Treasurer                      Senior Vice President of Retirement System Group
                                                                                Inc. since January 1996, Vice President from
                                                                                January 1993 to December 1995, First Vice President
                                                                                from August 1990 to December 1992; Financial and
                                                                                Operations Principal since October 1993 and
                                                                                Registered Representative since February 1990 of
                                                                                Retirement System Distributors Inc.; Vice President
                                                                                of Retirement System Investors Inc. since February
                                                                                1990; Vice President and Treasurer of RSI Retirement
                                                                                Trust since October 1992.




          The Directors of the Fund received the compensation shown below for services to the Fund during the fiscal year ended September 30, 1996. Fund officers received no compensation from the Fund during the fiscal year ended September 30, 1996. The Fund Complex consists of the Fund and another mutual fund advised by the Investment Advisor.



                                          AGGREGATE               PENSION OR
                                        COMPENSATION              RETIREMENT
                       AGGREGATE        FROM THE FUND          BENEFITS ACCRUED
                      COMPENSATION        AND THE               AS PART OF FUND
NAME OF TRUSTEE       FROM THE FUND     COMPLEX FUND               EXPENSES
---------------       -------------     ------------           ----------------

William Dannecker       $- 0 -           $- 0 -                      $- 0 -
Edward J. Brown         6,450.00          6,450.00                    - 0 -
Candace Cox             4,800.00         20,475.00*                   - 0 -
Eugene C. Ecker         2,400.00         15,125.00*                   - 0 -
Joseph P. Gemmell       7,650.00          7,650.00                    - 0 -
Covington Hardee        4,800.00         19,875.00*                   - 0 -
Raymond L. Willis       5,000.00         24,375.00*                   - 0 -


-------------

 * Ms. Cox and Messrs. Ecker, Hardee and Willis receive compensation for services to the Fund and one other mutual fund.


          The Fund does not provide Directors or officers, directly or indirectly, with any pension or retirement benefits for their services to the Fund. William Dannecker, the President of the Fund, is an officer of Group, Retirement System Distributors Inc. ("Distributor") and Retirement System Consultants Inc. ("Service Company"), and receives compensation in such capacities. James P. Coughlin, Executive Vice President of the Fund, is an officer of the Group and the Investment Advisor, and receives compensation in such capacities. Stephen P. Pollak, Executive Vice President, Counsel and Secretary of the Fund, is an officer of Group, the Service Company the Investment Advisor, the Distributor and RSG Insurance Agency Inc., and receives compensation in such capacities. John F. Meuser, Vice President and Treasurer of the Fund, is an officer of Group and the Investment Advisor, and receives compensation in such capacities.


          The Distributor is wholly-owned by Retirement System Group Inc., P.O. Box 2064, Grand Central Station, New York, New York 10163-2064, a holding company organized under the laws of the State of Delaware. The Investment Advisor and administrator are also wholly-owned subsidiaries of Retirement System Group Inc.



                           ADVISORY AND OTHER SERVICES


          The Investment Advisor, a wholly-owned subsidiary of Retirement System Group Inc., acts as the investment advisor to each Investment Fund. Certain Investment Funds have engaged independent investment managers to make and effect decisions on buying and selling portfolio securities. The Investment Advisor acts as investment manager to the remaining Funds and in the case of all Investment Funds, exercises general oversight with respect to portfolio management and reports to the Board of Directors with respect thereto. The fees which the Investment Advisor and each investment manager is entitled to receive for services on behalf of the Fund is set forth in the Prospectus.


          For investment advisory services to the Money Market Fund, the Core Equity Fund, the Emerging Growth Equity Fund and the Intermediate-Term Fixed-Income Fund, respectively, for the fiscal year ended September 30, 1994, the Investment Advisor received fees (net of fee waivers) of $0, $0, $14,681 and $0, respectively, and waived fees of $3,444, $20,124, $0 and $11,099, respectively. For the fiscal year ended September 30, 1995, the Investment Advisor received fees (net of fee waivers) of $0, $0, $27,019, and $0, respectively, and waived fees of $2,885, $26,842, $0, and $18,262, respectively. For the fiscal year ended September 30, 1996, the Investment Advisor received fees (net of fee waivers) of $0, $0, $39,330 and $0, respectively, and waived fees of $3,245, $41,833, $0 and $22,308, respectively


          For the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996, the Investment Advisor paid all of the fees it received for advisory services for the Emerging Growth Equity Fund to the Putnam

Advisory Company, Inc., for its services as an independent investment manager to such Fund.

          The Fund's agreements with the Investment Advisor and with each investment manager had an initial term of two years and were approved by the initial shareholder of the Fund on February 28, 1991. These agreements may be continued from year to year after the initial term provided each annual continuance is approved in the manner provided in the Investment Company Act. Any such agreement will automatically terminate if "assigned" (as defined by the Investment Company Act), and may be terminated without penalty at any time (a) either by vote of the Board of Directors, or by vote of a majority of the outstanding shares of the Fund, on not more than 60 nor less than 30 days' written notice to the Investment Advisor or the investment manager, as the case may be, unless a shorter period is otherwise agreed to, or (b) by the Investment Advisor or the investment manager, as the case may be, upon not more than 60 nor less than 30 days' written notice to the Fund, unless a shorter period is otherwise agreed to.

          Pursuant to a Service Agreement, as amended effective January 28, 1995, Retirement System Consultants Inc. (the "Service Company") will perform general administrative and related services, including transfer agent and registrar services, to each Investment Fund. The Service Company is a wholly-owned subsidiary of Retirement System Group Inc.


          For the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996, the Service Company waived all fees due it under the Service Agreement.


          In addition, the Service Company has voluntarily agreed to reimburse each Investment Fund to the extent required so that "Total Annual Operating Expenses" do not exceed the following ratios of each Investment Fund's average daily net assets:


          Core Equity Fund.....................   1.00%
          Emerging Growth Equity Fund..........   2.00%
          Value Equity Fund....................   1.42%
          International Equity Fund............   2.21%
          Actively Managed Fixed-Income Fund...    .74%
          Intermediate-Term Fixed Income Fund..   1.00%
          Money Market Fund....................    .50%


          For the period ended September 30, 1994, such reimbursement for the Core Equity Fund,

Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund was $44,692, $60,887, $46,119, and $47,866, respectively. For the period ended September 30, 1995, such reimbursement for the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund was $58,183, $74,265, $49,727, and $42,954, respectively. For the period ended September 30, 1996, such reimbursement for the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund was $75,067, $64,413, $56,361 and $47,155,
respectively. See "Fee Table" in the Prospectus for additional information with respect to fee waivers.



                             DISTRIBUTION AGREEMENT


          Pursuant to the Distribution Agreement, the Distributor will distribute and promote the sale of shares in the Fund's Investment Funds in accordance with the Fund's Rule 12b-1 Plan. The maximum amount payable under the Plan is equal to .25% of the average daily net assets of a Fund but the Board of Directors currently limits such expenditures to .20% of average daily net assets. The Plan does not provide for any charges to a Fund for excess amounts expended by the Distributor and, if the Plan is terminated, the obligation of the Fund to make payments to the Distributor will cease and the Fund will not be required to make any payments thereafter. If the Distributor's costs in connection with its distribution services to a Fund are less than .20% of net assets, the Distributor may nevertheless retain the difference. If the Distributor's costs exceed .20% of net assets, the Distributor will assume the difference and will not be reimbursed therefor. Pursuant to the Distribution Agreement, the Distributor will prepare and furnish to the Board of Directors for its review quarterly, a written report of the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made.


          As compensation for providing distribution services for the Money Market Fund, the Core Equity Fund, the Emerging Growth Equity Fund and the Intermediate-Term Fixed-Income Fund, respectively, for the fiscal year ended September 30, 1994, the Distributor received from the Fund aggregate fees and commissions of $2,755, $6,708, $2,964, and $5,550, and waived fees of $689,
$1,677, $741, and $1,388. For the fiscal year ended September 30, 1995, the Distributor received from the Fund aggregate fees and commissions of $2,308, $8,947, $4,504, and $9,131, and waived fees of $577, $2,237, $1,126, and
$2,283. For the fiscal year ended September 30, 1996, the Distributor received from the Fund aggregate fees and commissions of $2,596, $13,944, $8,041 and $11,154, respectively and waived fees of $649, $3,486, $2,010 and $2,789. From the fees it received during such periods, the Distributor paid no fees or commissions either to its representatives or to outside broker-dealers. Registered Representatives employed by the Distributor received commissions of $639.

          The Distribution Agreement, which had an initial two-year term, may be continued from year to year after its initial term if such continuance is approved in the manner required by Rule 12b-1 under the Investment Company Act. The Distribution Agreement may be terminated by the Fund or the Distributor without penalty, on not more than 60 days' nor less than 30 days' written notice. The Distribution Agreement will also terminate automatically in the event of its "assignment" (as defined in the Investment Company Act). The Distribution Plan does not have an initial two-year term and must be approved annually in the manner required by Rule 12b-1 under the Investment Company Act. The Plan and Distribution Agreement were most recently approved in the foregoing manner by the Board of Directors on July 25, 1996.



                   BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER


          Each investment manager determines the broker to be used, if any, in each specific securities transaction executed on behalf of the Fund with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction, taking into consideration the quality of execution (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying information to an investment manager. The investment information provided to an investment manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by those investment managers to whom such services are furnished in carrying out their investment management responsibilities with respect to all their client accounts and not all such services may be used by such investment managers in connection with the Fund. There may be occasions where the transaction costs charged by a broker may be greater than those which another broker may charge if the investment manager determines in good faith that the amount of such transaction cost is reasonable in relationship to the value of the brokerage and research services provided by the executing broker. No investment manager has entered into agreements with any brokers regarding the placement of securities transactions because of research services they provide.

          The Fund's investment managers deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market or the third market. Investment managers may also purchase listed securities through the third market (I.E., transactions effected off the exchange with brokers). Where securities transactions are executed in the over-the-counter market or third market, each investment manager seeks to deal with primary market makers except in those circumstances where, in their opinion, better prices and executions may be available elsewhere.


          During the fiscal years ended September 30, 1995 and September 30, 1996, the Investment Managers directed no transactions to broker-dealers and paid no commissions to broker-dealers for research services. During the same period, the Fund paid no brokerage commissions to the Distributor.


          The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of September 30, 1996, the Core Equity Fund held a 5.60% repurchase agreement issued by Bear, Stearns & Co. Inc. valued at $340,000, the Emerging Growth Equity Fund held a 5.60% repurchase agreement issued by Bear, Stearns & Co. Inc. valued at $242,494, and the Intermediate-Term Fixed-Income Fund held a 5.60% repurchase agreement issued by Bear, Stearns & Co. Inc. valued at $47,022. Bear, Stearns & Co. Inc. is a "regular broker or dealer" of the Fund.



                              DESCRIPTION OF SHARES


          The Fund's Articles of Incorporation authorize the Board of Directors to issue up to two billion full and fractional shares of common stock. The Fund presently offers three classes of common stock, as defined in the Prospectus.

          The Board of Directors may classify or reclassify any authorized but unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

          Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of an Investment Fund, shares are entitled to receive the assets available for distribution belonging to that Investment Fund, and a proportionate distribution, based upon the relative asset value of the Investment Fund and the Fund's other Investment Funds, of any general assets not belonging to any particular Investment Fund which are available for distribution. A meeting of shareholders may be called for any purpose on the written request of the holders of at least 10% of the outstanding shares of the Fund. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate number of shares of the Fund may elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares would not be able to elect any person or persons to the Board of Directors. Under Maryland law, a director may be removed by the affirmative vote of the holders of more than 50% of the aggregate number of shares of the Fund.

          Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Investment Fund affected by the matter. An Investment Fund is affected by a matter unless it is clear that the interests of each Investment Fund in the matter are identical, or that the matter does not affect any interest of the Investment Fund. Under Rule 18f-2, the approval of an investment advisory agreement or Rule 12b-1 Plan or any change in a fundamental investment policy would be effectively acted upon with respect to an Investment Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund voting together without regard to class.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Fund's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund (voting together without regard to class).

                              COUNSEL AND AUDITORS

          Morgan, Lewis & Bockius, LLP, 2000 One Logan Square, Philadelphia, Pennsylvania 19103-6993 acts as counsel for the Fund and has rendered its opinion as to certain legal matters regarding the validity of shares offered by the Prospectus. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, has been selected as auditors of the Fund.

                                 CONTROL PERSONS


          The following information is given as of December 31, 1996.

          The names and addresses of the holders of 5% or more of the outstanding shares of each of the Fund's Investment Funds in operation on December 31, 1996 and the percentage of outstanding shares of each such Investment Fund owned by such shareholders as of such date, to Fund Management's knowledge, are as follows:





Title of Fund and
Name and Address                        Number of Shares    Percent Owned       Number of           Percent
of Record or                            owned of Record     of Record and       Shares Owned        Owned of
Beneficial Owner                        and Beneficially    Beneficially        of Record Only      Record Only
----------------                        ----------------    -------------       --------------      -----------

Core Equity Fund
----------------

IBJ Schroder as Trustee for                    --                 --               191,529           37.5%
  various accounts
One State Street
New York, NY  10004

Marine Midland as Trustee                      --                 --                62,679           12.3%
  for various accounts
P.O. Box 1329
Buffalo, NY  14240

Beneficial Owners:

The Dime Savings Bank                      30,105                5.9%                  --              --
  of Williamsburgh
209 Havemeyer Street
Brooklyn, NY  11211

Independence Savings Bank                  27,399                5.4%                   --             --
195 Montague Street
Brooklyn, NY 11201

ALBANK, FSB                               102,492              20.01%                   --             --
10 North
Pearl Street
Albany, NY  12207


                                       37


Title of Fund and
Name and Address                        Number of Shares    Percent Owned       Number of           Percent
of Record or                            owned of Record     of Record and       Shares Owned        Owned of
Beneficial Owner                        and Beneficially    Beneficially        of Record Only      Record Only
----------------                        ----------------    -------------       --------------      -----------

First Union National                      136,331               26.7%*                  --             --
  Bank
301 South College Street
Charlotte, NC  28288

Flushing Savings Bank                      43,155                8.4%                   --             --
144-51 Northern Boulevard
Flushing, NY  11354

Emerging Growth Equity Fund
---------------------------

IBJ Schroder as Trustee for                    --                 --               112,952           28.1%
  various accounts
One State Street
New York, NY  10004

Marine Midland as Trustee                      --                 --                41,563           10.4%
  for various accounts
P.O. Box 1329
Buffalo, NY  14240

Beneficial Owners:

ALBANK, FSB                                46,225               11.5%                   --             --
10 North
Pearl Street
Albany, NY  12207


Flushing Savings Bank                      25,761                6.4%                   --             --
144-51 Northern Boulevard
Flushing, NY  11354

Raritan Savings Bank                       21,391                5.3%                   --             --
9 West Somerset Street
Raritan, NJ  08869-0129

Independence Savings Bank                  23,222                5.8%                   --             --
195 Montague Street
Brooklyn, NY 11201


First Union National Bank                  27,068                6.7%                   --             --
301 South College Street
Charlotte, NC  28288

* Total ownership is less than 25% of total Fund assets.

                                       38


Title of Fund and
Name and Address                        Number of Shares    Percent Owned       Number of           Percent
of Record or                            owned of Record     of Record and       Shares Owned        Owned of
Beneficial Owner                        and Beneficially    Beneficially        of Record Only      Record Only
----------------                        ----------------    -------------       --------------      -----------

Ridgewood Savings Bank                     42,981               10.7%                   --             --
Myrtle & Forest Avenues
Ridgewood, New York  11385


Intermediate-Term Fixed-Income Fund
-----------------------------------

IBJ Schroder as Trustee                        --                 --               196,359           31.9%
  for various accounts
One State Street
New York, NY  10004

Marine Midland as Trustee                      --                 --                83,762           13.6%
  for various accounts
P.O. Box 1329
Buffalo, NY  14240

Beneficial Owners:

ALBANK, FSB                                58,797                9.5%                   --             --
10 North
Pearl Street
Albany, NY  12207

First Union National Bank                  75,689               12.3%                   --             --
301 South College Street
Charlotte, NC  28288

Flushing Savings Bank                      49,677                8.1%                   --             --
144-51 Northern Boulevard
Flushing, NY  11354


                                       39


Title of Fund and
Name and Address                        Number of Shares    Percent Owned       Number of           Percent
of Record or                            owned of Record     of Record and       Shares Owned        Owned of
Beneficial Owner                        and Beneficially    Beneficially        of Record Only      Record Only
----------------                        ----------------    -------------       --------------      -----------

Institutional Securities Corp.            128,900               20.9%                   --             --
200 Park Avenue -
6th Floor West
New York, New York  10166

The Dime Savings Bank                      43,132                7.0%                   --             --
  of Williamsburg
209 Havemeyer Street
Brooklyn, NY  11211

The Roslyn Savings Bank                    57,477                9.3%                   --             --
1400 Old Northern Boulevard
Roslyn, NY  11576

Money Market Fund
-----------------

IBJ Schroder as Trustee                        --                 --               714,638           42.8%
  for various accounts
One State Street
New York, NY  10004

Marine Midland as Trustee                      --                 --               284,954           17.1%
  for various accounts
P.O. Box 1329
Buffalo, NY  14240

Beneficial Owners:

ALBANK, FSB                               657,633               39.4%*                  --             --
10  North
Pearl Street
Albany, NY  12207

Marianne C. Hansen                        100,149                6.0%                   --             --
949 S. Ogden Street
Denver, CO  80209

-------------------
* Total ownership is less than 25% of total Fund assets.


                                       40


Title of Fund and
Name and Address                        Number of Shares    Percent Owned       Number of           Percent
of Record or                            owned of Record     of Record and       Shares Owned        Owned of
Beneficial Owner                        and Beneficially    Beneficially        of Record Only      Record Only
----------------                        ----------------    -------------       --------------      -----------

Flushing Savings Bank                     135,478                8.1%                   --             --
144-51 Northern Boulevard
Flushing, NY  11354

Charter Trust Company                    228,241                13.7%                   --             --
Trustee of Mid-Maine
Savings Bank
95 North Main Street
PO Box 1374
Concord, NH  03302


North Fork Bank                            90,629                5.4%                   --             --
275 Broad Hollow Road
Melville, NY  11747

Poughkeepsie Savings Bank                 149,476                9.0%                   --             --
249 Main Mall
Poughkeepsie, NY  12602




                               FINANCIAL STATEMENTS


     The financial statements required to be included in this Statement of Additional Information are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended September 30, 1996. Other portions of the Fund's Annual Report, including Highlights of the Year, President's Message and Investment Performance and Asset Values, are not incorporated by reference and therefore do not constitute a part of this Registration Statement. A copy of the Fund's Annual Report must accompany this Statement of Additional Information.

                                     PART C

                           RETIREMENT SYSTEM FUND INC.

                                OTHER INFORMATION


                                JANUARY 28, 1997


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


          List all financial statements and exhibits filed as part of the Registration Statement.


     a)   Financial Statements:

          (1)  Included in Part A of the Registration Statement:


               - Financial Highlights for the periods from the date
                 operations commenced through September 30, 1996



          (2) Incorporated by reference to Part B of the Registration Statement as filed with the Securities and Exchange Commission on Form N-30D via Edgar (accession No. 0000912057-96-027652) on November 25, 1996:


               - Core Equity Fund

                    Statement of Investments as of September 30, 1996
                    Statement of Assets and Liabilities as of September 30, 1996 Statement of Operations from October 1, 1995 through
                      September 30, 1996
                    Statement of Changes in Net Assets for the year ended
                      September 30, 1996 and for the year ended September 30, 1995.


               - Emerging Growth Equity Fund

                    Statement of Investments as of September 30, 1996
                    Statement of Assets and Liabilities as of September 30, 1996 Statement of Operations from October 1, 1995 through
                      September 30, 1996
                    Statement of Changes in Net Assets for the year ended
                      September 30, 1996 and for the year ended September 30, 1995.

               - Intermediate-Term Fixed-Income Fund

                    Statement of Investments as of September 30, 1996
                    Statement of Assets and Liabilities as of September 30, 1996 Statement of Operations from October 1, 1995 through
                      September 30, 1996
                    Statement of Changes in Net Assets for the year ended
                     September 30, 1996 and for the year ended September 30, 1995.


               - Money Market Fund

                    Statement of Investments as of September 30, 1996
                    Statement of Assets and Liabilities as of September 30, 1996 Statement of Operations from October 1, 1995 through
                      September 30, 1996
                    Statement of Changes in Net Assets for the year ended
                      September 30, 1996 and for the year ended September 30,
                       1995.


               - Notes to Financial Statements.

               - Report of Independent Auditors.

          (3) All required financial statements relating to registrant are included in Part B hereof. All other financial statements and schedules are inapplicable.

     b)   Exhibits:

               (1)*    Articles of Incorporation of Registrant.

               (2)**   By-Laws of Registrant.

               (3)     None.

               (4)**   Specimen Security for each of the funds listed below:
____________________
* Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

                 (a)   Emerging Growth Equity Fund.

                 (b) Intermediate-Term Fixed-Income Fund (formerly, Intermediate Term Bond Fund).

                 (c)   Money Market Fund.

                 (d)   Core Equity Fund.

                 (e)   Value Equity Fund.

                 (f)   International Equity Fund.

                 (g) Actively Managed Fixed-Income Fund (formerly, Actively Managed Bond Fund).

          (5)*   (a)   Form of Investment Advisory Agreement between Registrant
                       and Retirement System Investors Inc.

             **  (b)   Form of Investment Management Agreement among Registrant,
                       Retirement System Investors Inc. and Putnam Advisory
                       Company together with Schedule A thereto setting forth the terms of compensation. (Emerging Growth Equity
                       Fund).

             *   (c)   Form of Investment Management Agreement among Registrant,
                       Retirement System Investors Inc. and Morgan Grenfell
                       Investment Services Limited together with Schedule A thereto setting forth the terms of compensation.
                       (International Equity Fund).

          (6)*   (a)   Distribution Agreement between Registrant and Retirement
                       System Distributors Inc.

             *   (b)   Form of Sub-Distribution Agreement between Retirement
                       System Distributors Inc. and Participating
                       Broker-Dealers.
____________________

* Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

                *        (c)  Form of Shareholder Servicing Agreement between
                              Registrant and Shareholder Servicing Agents.

               (7)       None.

               (8)**     Form of Custody Agreement with Custodial Trust Company.

               (9)***    Amended Service Agreement, effective January 28, 1995.

              (10)**     Opinion of Counsel.

Ex - 99.(B)   (11)       Consent of Independent Auditors.

              (12)       None.

              (13)* Form of Subscription Agreement re: Initial $100,000 capital.

              (14)       None.

              (15)* Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940.

              (16)**** Schedule of Computation of Performance Quotations (unaudited).


Ex - 99.(B)   (17)*****  1996 Annual Report to Shareholders, including Report of
                         Independent Auditors.


        Ex -  (27)       Financial Data Schedules.
___________________

* Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

*** Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on January 30, 1995.

**** Incorporated, herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on January 27, 1992.


***** Incorporated, herein by reference to Form N-30D as filed with the Securites and Exchange Commission on Form N-30D via Edgar (accession No. 0000912057-96-027652) on November 26, 1996.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


          Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.


          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


          State in substantially the tabular form indicated as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.



     The following information is given as of December 31, 1996:

          Name of Investment Fund                      Number of Record Holders

          Core Equity Fund                                         215
          Emerging Growth Equity Fund                              513
          Intermediate-Term Fixed-Income Fund                       79
          Money Market Fund                                         46
          Actively Managed Fixed-Income Fund                         0
          International Equity Fund                                  0
          Value Equity Fund                                          0


ITEM 27.  INDEMNIFICATION.


          State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.


          Sections 1, 2, 3, and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provides as follows:

          Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the

          Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


          Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser of the Registrant, and each director or officer of the Registrant's Investment Adviser is, or at any time during the past two (2) fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


          See, "Management of the Fund" in the Prospectus and "Advisory and Other Services" in the Statement of Additional Information for a description of the Investment Adviser and the Investment Managers.

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------

RETIREMENT SYSTEM INVESTORS INC.
317 Madison Avenue
New York, New York  10017
--------------------------------

William Dannecker     Director            -President and Chief
                                           Executive Officer
                                           Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -President and Director
                                           Retirement System Consultants Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -President and Director
                                           Retirement System Distributors Inc.
                                           317 Madison Avenue
                                           New York, NY  10017


                                          -Director
                                           RSG Insurance Agency Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------

William Dannecker                         -President and Trustee
(Cont'd)                                   RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -President and Director
                                           Retirement System Fund Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

James P. Coughlin     President           -Executive Vice President, Chief
                                           Investment Officer and Director
                                           Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -Registered Principal
                                           Retirement System Distributors Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -Executive Vice President
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -Executive Vice President
                                           Retirement System Fund Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

Stephen P. Pollak     Vice President,     -Executive Vice President, Counsel,
                      Secretary and        Secretary and Director
                      Director             Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------


Stephen P. Pollak                         -President and Director
(Cont'd)                                   RSG Insurance Agency Inc.
                                           317 Madison Avenue
                                           New York, NY  10017


                                          -Vice President, Secretary and
                                           Director
                                           Retirement System Consultants Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -Vice President,
                                           Secretary and Director
                                           Retirement System Distributors Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -Executive Vice President,
                                           Counsel and Secretary
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -Executive Vice President,
                                           Counsel and Secretary
                                           Retirement System Fund Inc.
                                           317 Madison Avenue
                                           New York, NY  10017


Veronica A. Fisher    Treasurer           -Vice President and
                                           Treasurer
                                           Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------


Veronica A. Fisher                        -Treasurer
(Cont'd)                                   Retirement System
                                           Consultant Inc.
                                           317 Madison Avenue
                                           New York, NY  10017


                                          -Treasurer
                                           Retirement System
                                           Distributors Inc.
                                           317 Madison Avenue
                                           New York, NY  10017


                                          -Treasurer
                                           RSG Insurance Agency Inc.
                                           317 Madison Avenue
                                           New York, NY 10017


                                          -First Vice President and
                                           Assistant Treasurer
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, NY  10017

                                          -First Vice President and
                                           Assistant Treasurer
                                           Retirement System Fund Inc.
                                           317 Madison Avenue
                                           New York, NY  10017

THE PUTNAM ADVISORY COMPANY, INC.
One Post Office Square
Boston, Massachuestts  02109
---------------------------------

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------

Lawrence J. Lasser    Director and
                      President           -President, Chief Executive
                                           Officer and Director
                                           Putnam Investments, Inc.
                                           One Post Office Square
                                           Boston, Massachusetts  02109

                                          -Director
                                           Marsh & McLennan Companies, Inc.
                                           1166 Avenue of the Americas
                                           New York, NY  10036

                                          -Trustee and Vice President
                                           The Putnam Funds
                                           One Post Office Square
                                           Boston, Massachusetts  02109


                                          -Board Member
                                           Artery Business Committee
                                           One Beacon Street
                                           Boston, Massachusetts 02108

                                          -Board of Managers
                                           Investment and Finance Committees
                                           Beth Israel Hospital
                                           330 Brookline Avenue
                                           Boston, Massachusetts 02215

                                          -Board of Governors
                                           Executive Committee
                                           Investment Company Institute
                                           1401 H St., N.W., Suite 1200
                                           Washington, D.C. 20005

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------


                                          -Board of Overseers
                                           Museum of Fine Arts
                                           465 Huntington Avenue
                                           Boston, Massachusetts 02115

                                          -Board Member
                                           Trust For City Hall Plaza
                                           Three Center Plaza
                                           Boston, Massachusetts 02108

                                          -The Vault Coordinating Committee
                                           c/o John Hancock Mutual
                                           Life Insurance Company
                                           Law Sector, T-55
                                           P.O. Box 111
                                           Boston, Massachusetts 02117

Steven Spiegel        Director and Senior
                      Managing Director   -Director and Senior Managing
                                           Director
                                           Putnam Investments, Inc.
                                           One Post Office Square
                                           Boston, Massachusetts  02109


                                          -Managing Director
                                           Lehman Brothers, Inc.
                                           World Financial Center
                                           New York, NY  10285 from 1977
                                           to 1994

                      Position
Name and Principal    Offices with        Other Business, Profession,
Business Address      Investment Adviser  Vocation, Employment
------------------    ------------------  ---------------------------

Thomas J. Lucey       Director and Senior -Senior Managing Director and
                      Managing Director    Chief of Institutional Business
                                           Putnam Investments, Inc.
                                           One Post Office Square
                                           Boston, Massachusetts  02109


John C. Talanian      Director            -Managing Director and Director
                                           Putnam Investments, Inc.
                                           One Post Office Square
                                           Boston, Massachusetts  02109


Takehiko Watanabe     Director            -Managing Director and General
                                           Manager
                                           Business Development
                                           Putnam Investments, Inc.
                                           One Post Office Square
                                           Boston, Massachusetts  02109


ITEM 29.  PRINCIPAL UNDERWRITER.

          (a) Retirement System Distributors Inc. (the "Distributor") acts as a principal underwriter, depositor or investment adviser for the following investment company:

          RSI Retirement Trust

          (b)


                                                            Position and
          Name and Principal    Position and Offices with   Offices with
          Business Address*     Principal Underwriter       Registrant


          William Dannecker     President and               President and
                                Director                    Director

          Stephen P. Pollak     Vice President,             Executive Vice
                                Secretary and               President,
                                Director                    Counsel and
                                                            Secretary

          Veronica A. Fisher    Treasurer                   First Vice
                                                            President and
                                                            Assistant
                                                            Treasurer

          (c)  None.


---------------
*  317 Madison Avenue, New York, NY  10017


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


          With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rule [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


          (1) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231 (records relating to its functions as a custodian of the assets of the Fund.)

          (2) Retirement System Distributors Inc., 317 Madison Avenue, New York, New York 10017-5397 (records relating to its functions as distributor).

          (3) Retirement System Investors Inc., 317 Madison Avenue, New York, New York 10017-5397 (records relating to its functions as investment adviser).

          (4) Retirement System Consultants, 317 Madison Avenue, New York, New York 10017-5397 (records relating to its functions as administrator, registrar and transfer agent).

          (5) Morgan, Lewis & Bockius, LLP, 2000 One Logan Square, Philadelphia, PA 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

ITEM 31.  MANAGEMENT SERVICES.


          Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.


          None.

ITEM 32.  UNDERTAKINGS.

          FURNISH THE FOLLOWING UNDERTAKINGS IN SUBSTANTIALLY THE FOLLOWING FORM IN ALL INITIAL REGISTRATION STATEMENTS FILED UNDER THE 1933 ACT:

          (a) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

          (b)  Not applicable


          (c) A copy of the Registrant's 1996 Annual Report to shareholders is available upon request by contacting the Registrant at 317 Madison Avenue, New York, New York, or by calling (800) 772-3615

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, in the State of New York on the 23rd day of January, 1997.


                                        RETIREMENT SYSTEM FUND, INC.

                                        By:/s/ William Dannecker
                                           --------------------
                                              William Dannecker
                                              President


          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ William Dannecker         Director                      January 23, 1997
---------------------         and President                 ----------------
William Dannecker                                           Date


/s/ John F. Meuser            Treasurer                     January 23, 1997
------------------            Chief                         ----------------
John F. Meuser                Financial                     Date
                              Officer


/s/ Edward J. Brown           Director                      January 23, 1997
-------------------                                         ----------------
Edward J. Brown                                             Date


/s/ Candace Cox               Director                      January 23, 1997
---------------                                             ----------------
Candace Cox                                                 Date


/s/ Eugene C. Ecker           Director                      January 23, 1997
-------------------                                         ----------------
Eugene C. Ecker                                             Date


/s/ Joseph P. Gemmell         Director                      January 23, 1997
---------------------                                       ----------------
Joseph P. Gemmell                                           Date


/s/ Covington Hardee          Director                      January 23, 1997
--------------------                                        ----------------
Covington Hardee                                            Date


/s/ Raymond L. Willis         Director                      January 23, 1997
---------------------                                       ----------------
Raymond L. Willis                                           Date

                                  EXHIBIT INDEX

           Exhibit

            (1) Articles of Incorporation of Registrant are incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

            (2) By-Laws of Registrant are incorporated herein by reference to Exhibit 2 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (3)     None.

            (4)(a) Specimen Security for Emerging Growth Equity Fund is incorporated herein by reference to Exhibit 4(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (4)(b) Specimen Security for Intermediate-Term Fixed-Income Fund is incorporated herein by reference to Exhibit 4(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (4)(c) Specimen Security for Money Market Fund is incorporated herein by reference to Exhibit 4(c) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (4)(d) Specimen Security for Core Equity Fund is incorporated herein by reference to Exhibit 4(d) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (4)(e) Specimen Security for Value Equity Fund is incorporated herein by reference to Exhibit 4(e) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (4)(f) Specimen Security for International Equity Fund is incorporated herein by reference to Exhibit 4(f) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

           Exhibit

            (4)(g) Specimen Security for Actively Managed Fixed-Income Fund is incorporated herein by reference to Exhibit 4(g) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (5)(a) Form of Investment Advisory Agreement between Registrant and Retirement System Investors Inc. is incorporated herein by reference to Exhibit 5(a) to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

            (5)(b) Form of Investment Management Agreement among Registrant, Retirement System Investors Inc. and Putnam Advisory Company together with Schedule A thereto setting forth the terms of compensation (Emerging Growth Equity Fund) is incorporated herein by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (5)(c) Form of Investment Management Agreement among Registrant, Retirement System Investors Inc. and Morgan Grenfell Investment Services Limited together with Schedule A thereto setting forth the terms of compensation (International Equity Fund) is incorporated herein by reference to Exhibit 5(d) to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

            (6)(a) Distribution Agreement between Registrant and Retirement System Distributors Inc. is incorporated herein by reference to Exhibit 6(a) to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

            (6)(b) Form of Sub-Distribution Agreement between Retirement System Distributors Inc. and Participating Broker-Dealers is incorporated herein by reference to Exhibit 6(b) to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

            (6)(c) Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents is incorporated herein by reference to Exhibit 6(c) to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

            (7)     None.

           Exhibit
            (8) Form of Custody Agreement with Custodial Trust Company is incorporated herein by reference to Exhibit 8(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

            (9) Amended Service Agreement, effective January 28, 1995, is incorporated herein by reference to Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on January 30, 1995.

           (10)     Opinion of Counsel is incorporated herein by reference to
                    Exhibit 10 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on March 11, 1991.

EX - 99.(B)(11)     Consent of Independent Auditors.


           (12) 1996 Annual Report to Shareholders, including report of Independent Auditors, is incorporated herein by reference to Form N-30D as filed with the Securities and Exchange Commission via Edgar (accession No. 0000912057-96-027652) on November 26, 1996.


           (13) Form of Subscription Agreement re: Initial $100,000 capital is incorporated herein by reference to Exhibit 13 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

           (14)     None.

           (15) Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated herein by reference to Exhibit 15 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on November 21, 1990.

           (16) Schedule of Computation of Performance Quotations (unaudited) is incorporated herein by reference to Exhibit 16 to Registrant's Registration Statement on Form N-1A (No. 33-37963) filed with the Securities and Exchange Commission on January 27, 1992.

EX - 99.(B)(17)     Financial Data Schedule.  (Filed as Exhibit 27 on EDGAR.).

           (18)     Not Applicable.

EX - (27).1         Financial Data Schedule.

EX - (27).2         Financial Data Schedule.

EX - (27).3         Financial Data Schedule.

EX - (27).4         Financial Data Schedule.